                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D. C. 20549

                                   FORM N-CSRS

Investment Company Act file number 811-08006

                          SCUDDER MG INVESTMENTS TRUST
                     --------------------------------------
               (Exact Name of Registrant as Specified in Charter)

                   One South Street, Baltimore, Maryland 21202
                  --------------------------------------------
               (Address of Principal Executive Offices) (Zip Code)

        Registrant's Telephone Number, including Area Code: (617) 295-2663
                                                            --------------

                               Salvatore Schiavone
                             Two International Place
                           Boston, Massachusetts 02110
                     ---------------------------------------
                     (Name and Address of Agent for Service)

Date of fiscal year end:        10/31

Date of reporting period:       4/30/2004

ITEM 1.  REPORT TO STOCKHOLDERS

[Scudder Investments logo]

Scudder Municipal Bond Fund

Scudder Short-Term Municipal Bond Fund

Semiannual Report to Shareholders

April 30, 2004

Contents

<Click Here> Performance Summary

<Click Here> Portfolio Management Review

<Click Here> Investment Portfolio

<Click Here> Financial Statements

<Click Here> Financial Highlights

<Click Here> Notes to Financial Statements

<Click Here> Account Management Resources

<Click Here> Privacy Statement

This report must be preceded or accompanied by a prospectus. To obtain a prospectus for any of our funds, refer to the Account Management Resources information provided in the back of this booklet. We advise you to consider each fund's objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the funds. Please read the prospectus carefully before you invest.

Investments in mutual funds involve risk. Some funds have more risk than others. The funds invest in individual bonds whose yields and market values fluctuate so that your investment may be worth more or less than its original cost. Additionally, although each fund seeks income that is federally tax free, a portion of each fund's returns may be subject to federal, state, local and alternative minimum tax. Finally, insurance pertains to the timely payment of principal and interest by the issuer of the underlying securities, and not to the value of each fund's shares. Please read each fund's prospectus for specific details regarding their investments and risk profile.

Scudder Investments is part of Deutsche Asset Management, which is the marketing name in the US for the asset management activities of Deutsche Bank AG, Deutsche Investment Management Americas Inc., Deutsche Asset Management Inc., Deutsche Asset Management Investment Services Ltd., Deutsche Bank Trust Company Americas and Scudder Trust Company.

Fund shares are not FDIC-insured and are not deposits or other obligations of, or guaranteed by, any bank. Fund shares involve investment risk, including possible loss of principal.

Performance Summary April 30, 2004

Scudder Municipal Bond Fund

All performance shown is historical, assumes reinvestment of all dividends and capital gains, and does not guarantee future results. Investment return and principal value fluctuate with changing market conditions so that, when redeemed, shares may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted. Please visit scudder.com for the product's most recent month-end performance.

Returns and rankings during all periods shown for the Institutional Class and during the 1-year, 3-year, 5-year and 10-year periods shown for the Investment Class reflect a fee waiver and/or expense reimbursement. Without this waiver/reimbursement, returns and rankings would have been lower.

Performance figures do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the sale of fund shares. Returns and rankings may differ by share class.

Average Annual Total Returns as of 4/30/04
Scudder Municipal Bond Fund	6-Month++	1-Year	3-Year	5-Year	10-Year
Institutional Class	.53%	1.98%	5.17%	4.63%	5.83%
Lehman Brothers 5-Year G.O. Index+	.04%	1.80%	5.34%	5.05%	5.58%

Scudder Municipal Bond Fund	6-Month++	1-Year	3-Year	5-Year	Life of Class*
Investment Class	.47%	1.73%	4.97%	4.43%	4.65%
Lehman Brothers 5-Year G.O. Index+	.04%	1.80%	5.34%	5.05%	5.21%

Sources: Lipper Inc. and Deutsche Asset Management, Inc.

++ Total returns shown for periods less than one year are not annualized.
* Investment Class shares commenced operations on July 30, 1997. Index returns begin July 31, 1997.
Net Asset Value and Distribution Information
	Institutional Class	Investment Class
Net Asset Value: 4/30/04	$ 11.03	$ 11.05
10/31/03	$ 11.22	$ 11.24
Distribution Information: Six Months: Income Dividends as of 4/30/04	$ .25	$ .25

Institutional Class Lipper Rankings - Intermediate Municipal Debt Funds Category as of 4/30/04
Period	Rank		Number of Funds Tracked	Percentile Ranking
1-Year	33	of	152	22
3-Year	48	of	120	39
5-Year	36	of	98	36
10-Year	8	of	67	12

Source: Lipper Inc. Rankings are historical and do not guarantee future results. Rankings are based on total return with distributions reinvested. Rankings are for Institutional Class; other share classes may vary.

Growth of an Assumed $250,000 Investment
[] Scudder Municipal Bond Fund - Institutional Class [] Lehman Brothers 5-Year G.O. Index+

Yearly periods ended April 30

The growth of $250,000 is cumulative.

Comparative Results as of 4/30/04
Scudder Municipal Bond Fund		1-Year	3-Year	5-Year	10-Year
Institutional Class	Growth of $250,000	$254,950	$290,775	$313,500	$440,400
	Average annual total return	1.98%	5.17%	4.63%	5.83%
Lehman Brothers 5-Year G.O. Index+	Growth of $250,000	$254,500	$292,250	$319,825	$430,125
	Average annual total return	1.80%	5.34%	5.05%	5.58%

The growth of $250,000 is cumulative.

Scudder Municipal Bond Fund		1-Year	3-Year	5-Year	Life of Class*
Investment Class	Growth of $10,000	$10,173	$11,565	$12,423	$13,594
	Average annual total return	1.73%	4.97%	4.43%	4.65%
Lehman Brothers 5-Year G.O. Index+	Growth of $10,000	$10,180	$11,690	$12,793	$14,023
	Average annual total return	1.80%	5.34%	5.05%	5.21%

The growth of $10,000 is cumulative.

* Investment Class shares commenced operations on July 30, 1997. Index returns begin July 31, 1997.
+ The Lehman Brothers 5-Year General Obligation Index is an unmanaged index including over 1,900 intermediate term general obligation tax-exempt municipal bonds with an average maturity range of 4 to 6 years. The index includes tax-exempt municipal issues with a minimum par amount of $5 million. Index returns assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees or expenses. It is not possible to invest directly into an index.

Scudder Short-Term Municipal Bond Fund

All performance shown is historical, assumes reinvestment of all dividends and capital gains, and does not guarantee future results. Investment return and principal value fluctuate with changing market conditions so that, when redeemed, shares may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted. Please visit scudder.com for the product's most recent month-end performance.

The maximum sales charge for Class A shares is 2%. For Class B shares, the maximum contingent deferred sales charge (CDSC) is 4% within the first year after purchase, declining to 0% after six years. Class C shares have no adjustment for front-end sales charges but redemptions within one year of purchase may be subject to a CDSC of 1%. Unadjusted returns do not reflect sales charges and would have been lower if they had. Institutional Class and Investment Class shares are not subject to sales charges.

Returns and rankings during all the periods shown for Institutional Class and the 1-year, 3-year, 5-year and life of class periods shown for Investment Class reflect a fee waiver and/or expense reimbursement. Without this waiver/reimbursement, returns and rankings would have been lower.

Performance figures do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the sale of fund shares. Returns and rankings may differ by share class.

Returns shown for Class A, B and Class C shares for the periods prior to February 28, 2003 are derived from the historical performance of Institutional Class shares of the Scudder Short-Term Municipal Bond Fund during such periods and have been adjusted to reflect the higher gross total annual operating expenses of each specific class. Any difference in expenses will affect performance.

Average Annual Total Returns (Unadjusted for sales charge) as of 4/30/04
Scudder Short-Term Municipal Bond Fund	6-Month++	1-Year	3-Year	5-Year	Life of Fund*
Institutional Class	.98%	1.97%	3.85%	3.98%	4.84%
Class A	.82%	1.58%	3.57%	3.71%	4.57%
Class B	.45%	.92%	2.80%	2.93%	3.79%
Class C	.54%	.91%	2.80%	2.93%	3.79%
Lehman Brothers 1-Year G.O. Index+	.59%	1.59%	3.14%	3.77%	4.30%

Scudder Short-Term Municipal Bond Fund	6-Month++	1-Year	3-Year	5-Year	Life of Class**
Investment Class	.88%	1.79%	3.62%	3.73%	3.97%
Lehman Brothers 1-Year G.O. Index+	.59%	1.59%	3.14%	3.77%	4.00%

Sources: Lipper Inc. and Deutsche Asset Management, Inc.

++ Total returns shown for periods less than one year are not annualized.
* The Fund commenced operations on March 6, 1995. Index returns begin March 31, 1995.
** Investment Class shares commenced operations on December 3, 1997. Index returns begin November 30, 1997.

Net Asset Value and Distribution Information
	Class A	Class B	Class C	Institutional Class	Investment Class
Net Asset Value: 4/30/04	$ 10.32	$ 10.32	$ 10.32	$ 10.32	$ 10.31
10/31/03	$ 10.36	$ 10.35	$ 10.35	$ 10.35	$ 10.34
Distribution Information: Six Months: Income Dividends as of 4/30/04	$ .13	$ .09	$ .09	$ .14	$ .13

Institutional Class Lipper Rankings - Short Municipal Debt Funds Category
Period	Rank		Number of Funds Tracked	Percentile Ranking
1-Year	4	of	53	8
3-Year	2	of	41	5
5-Year	1	of	33	3

Source: Lipper Inc. Rankings are historical and do not guarantee future results. Rankings are based on total return with distributions reinvested. Rankings are for Institutional Class; other share classes may vary.

Growth of an Assumed $250,000 Investment
[] Scudder Short-Term Municipal Bond Fund - Institutional Class [] Lehman Brothers 1-Year G.O. Index+

Yearly periods ended April 30

The growth of $250,000 is cumulative.

* The Fund commenced operations on March 6, 1995. Index returns begin March 31, 1995.

Comparative Results as of 4/30/04
Scudder Short-Term Municipal Bond Fund		1-Year	3-Year	5-Year	Life of Fund*
Institutional Class	Growth of $250,000	$254,925	$280,000	$303,800	$385,325
	Average annual total return	1.97%	3.85%	3.98%	4.84%
Lehman Brothers 1-Year G.O. Index+	Growth of $250,000	$253,975	$274,325	$300,750	$364,550
	Average annual total return	1.59%	3.14%	3.77%	4.30%

The growth of $250,000 is cumulative.

Comparative Results as of 4/30/04
Scudder Short-Term Municipal Bond Fund		1-Year	3-Year	5-Year	Life of Class**
Investment Class	Growth of $10,000	$10,179	$11,127	$12,011	$12,832
	Average annual total return	1.79%	3.62%	3.73%	3.97%
Lehman Brothers 1-Year G.O. Index+	Growth of $10,000	$10,159	$10,973	$12,030	$12,817
	Average annual total return	1.59%	3.14%	3.77%	4.00%

Comparative Results (Adjusted for Maximum Sales Charge) as of 4/30/04
Scudder Short-Term Municipal Bond Fund		1-Year	3-Year	5-Year	Life of Fund*
Class A	Growth of $10,000	$9,955	$10,889	$11,755	$14,755
	Average annual total return	-.45%	2.88%	3.29%	4.34%
Class B	Growth of $10,000	$9,794	$10,664	$11,454	$14,056
	Average annual total return	-2.06%	2.17%	2.75%	3.79%
Class C	Growth of $10,000	$10,091	$10,864	$11,554	$14,055
	Average annual total return	.91%	2.80%	2.93%	3.79%
Lehman Brothers 1-Year G.O. Index+	Growth of $10,000	$10,159	$10,973	$12,030	$14,582
	Average annual total return	1.59%	3.14%	3.77%	4.30%

The growth of $10,000 is cumulative.

* The Fund commenced operations on March 6, 1995. Index returns begin March 31, 1995.
** Investment Class shares commenced operations on December 3, 1997. Index returns begin November 30, 1997.
+ The Lehman Brothers 1-Year General Obligation Index is an unmanaged index including bonds with a minimum credit rating of BAA3, are issued as part of a deal of at least $50 million, have an amount outstanding of at least $5 million, have a maturity of one to two years, are backed by the full faith and credit of an issuer with taxing power, and have been issued after December 31, 1990. Index returns assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees or expenses. It is not possible to invest directly into an index.

Portfolio Management Review

Philip G. Condon and Ashton P. Goodfield serve as co-lead portfolio managers for Scudder Municipal Bond Fund and Scudder Short-Term Municipal Bond Fund. Shelly Deitert is a portfolio manager for the funds. In the following interview, the municipal bond management team discusses the funds' strategies and the market environment during the semiannual period ended April 30, 2004.

Q: Will you describe the general market environment during the semiannual period ended April 30, 2004?

A: Municipal bonds and the broad bond market, in general, performed well in the six-month period ended April 30, 2004. The municipal bond market, as measured by the Lehman Brothers Municipal Bond Index, rose 1.19% for the semiannual period.1 The broad bond market, as measured by the Lehman Brothers Aggregate Bond Index, returned 1.25% for the same period.2

1 The unmanaged Lehman Brothers Municipal Bond Index is a market-value-weighted measure of municipal bonds issued across the United States. Index issues have a credit rating of at least Baa and a maturity of at least two years.
2 The Lehman Brothers Aggregate Bond Index is an unmanaged index representing domestic taxable investment-grade bonds, with index components for government and corporate securities, mortgage pass-through securities and asset-backed securities with average maturities of one year or more.

In the last two months of 2003, yields of municipal bonds with shorter maturities rose, while yields of bonds with longer maturities declined. Credit concerns lessened, however, as the fiscal condition of states' and municipalities' coffers improved. The Federal Reserve Board (the Fed) made no changes to the federal funds rate, the benchmark for market interest rates, which helped to calm investors' fears of rising interest rates. Throughout this period, the Fed also stated that it believed that inflation would likely remain in check for some time, which also soothed investors' worries about rising interest rates. A rise in interest rates would cause the price of a bond in the market to fall.

Municipal bond yield curve (as of 10/31/03 and 4/30/04)

Source: Municipal Market Data

In the first quarter of 2004, municipal bonds delivered positive results, but underperformed Treasuries. It appeared that the economy continued to make headway, but employment figures remained less robust, and yields remained low and even moved somewhat lower. Municipal bond yields rose in March and April, particularly following employment reports that exceeded market estimates for job creation.

Overall for the period, municipal bond yields generally rose and the yield curve flattened as rates on shorter-term bonds rose more than those on longer-term bonds. (The graph above shows municipal bond yield changes from the beginning to the end of the period.) The yield curve illustrates the relationship among the yields on bonds of the same credit quality but different maturities.

Q: Will you discuss municipal bond supply and demand in the period and its importance in the bond market?

A: Throughout much of 2003, states deluged the market with record levels of new issues, which were brought to market to help make up for revenue shortfalls and to refinance old debt at lower rates. As states completed much of the refinancing and new issuance that they needed, supply became somewhat less abundant toward the final months of 2003 and early 2004. Issuance levels heightened once again beginning in March 2004. Supply and demand factors are important because they are one way a bond's price can be driven higher or lower. High demand or low supply can cause a bond's price to rise, while lessened demand or a flood of supply can cause a bond's price to decline. A bond's yield moves in the opposite direction of its price.

Q: How did Scudder Municipal Bond Fund perform for the six-month period ended April 30, 2004?

A: Scudder Municipal Bond Fund posted strong results in the period, outpacing its benchmark and average Lipper peer. The fund's total return of 0.53% (Institutional Class shares) exceeded the return of its average peer in the Lipper Intermediate Municipal Debt Funds category, which gained 0.33%.3 The fund also outpaced its benchmark, the unmanaged Lehman Brothers 5-Year General Obligation Index, which returned 0.04%.4 (Please see pages 3 through 5 for the performance of other share classes and more complete performance information.)

3 The Lipper Intermediate Municipal Debt Funds category includes funds that invest in municipal debt issues with dollar-weighted average maturities of 5 to 10 years.
4 The Lehman Brothers 5-Year General Obligation Index is an unmanaged index including over 1,900 intermediate term general obligation tax-exempt municipal bonds with an average maturity range of 4 to 6 years. The index includes tax-exempt municipal issues with a minimum par amount of $5 million. Index returns assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees or expenses. It is not possible to invest directly into an index.

Q: How did Scudder Short-Term Municipal Bond Fund perform for the six-month period ended April 30, 2004?

A: Scudder Short-Term Municipal Bond Fund also posted strong results in the period, outpacing its benchmark and average Lipper peer. The fund's total return of 0.82% (Class A shares, unadjusted for sales charges, which, if included, would have reduced performance) exceeded that of its average peer in the Lipper Short Term Municipal Debt Funds category, which gained 0.21%.5 The fund's benchmark, the unmanaged Lehman Brothers 1-Year General Obligation Bond Index, gained 0.59% for the period.6 (Please see pages 6 through 8 for the performance of other share classes and more complete performance information.)

5 The Lipper Short Term Municipal Debt Funds category includes funds that invest in municipal debt issues with dollar-weighted average maturities of less than 3 years.
6 The Lehman Brothers 1-Year General Obligation Bond Index is an unmanaged index including bonds that have a minimum credit rating of BAA3, are issued as part of a deal of at least $50 million, have an amount outstanding of at least $5 million, have a maturity of one to two years, are backed by the full faith and credit of an issuer with taxing power, and have been issued after December 31, 1990. Index returns assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees or expenses. It is not possible to invest directly into an index.

Q: What changes have you made to Short-Term Municipal Bond Fund since taking over management on October 17, 2003 - shortly before the semiannual period began?

A: First, we worked over the period to sell most of the Short-Term Municipal Bond Fund's stake in taxable bonds. We have replaced these bonds with municipal bonds that we believe have strong fundamentals and good market liquidity. We believe this change will benefit the fund's long-term results. Overall, we are looking to add bonds that have a higher degree of liquidity to both funds.

We have also shortened the duration of Scudder Short-Term Municipal Bond Fund to more closely track that of its benchmark.7 This positioning aided the fund's returns during the latter part of the period, as shorter-term yields rose sharply.

7 Duration is a measure of bond price volatility. Duration can be defined as the approximate percentage change in price for a one-percentage-point change in market interest rate levels. A duration of 5, for example, means that if interest rates fall one percentage point, the price of a bond should rise by approximately 5%, and the price should fall by 5% for a one-percentage-point rise in interest rates. Bonds with a shorter duration are typically not as sensitive to interest rate movements as are bonds with a longer duration. They will, therefore, experience less price erosion in a rising-interest-rate environment.

Q: How were the funds positioned, and how did this positioning contribute to their performance?

A: Our selection of premium callable bonds helped boost returns.8 In the period, premium callable bonds outperformed noncallable bonds. For the same maturity, callable bonds offered yields similar to those of noncallable bonds but with a shorter duration. For example, a callable bond would be priced to a 10-year call with a yield equivalent of a 20-year security. Overall, we believe municipal bond valuations relative to Treasuries and agencies are very attractive throughout the yield curve, mostly in two to 10 years.

8 A callable bond can be redeemed by the issuer prior to its maturity. Usually a premium is paid to the bond owner when the bond is called.

The views expressed in this report reflect those of the portfolio managers only through the end of the period of the report as stated on the cover. The managers' views are subject to change at any time based on market and other conditions and should not be construed as a recommendation.

Portfolio Summary April 30, 2004

Portfolio Composition	4/30/04	10/31/03

Revenue Bonds	72%	81%
ETM/Prerefunded	11%	7%
General Obligation Bonds	10%	8%
Lease Obligations	5%	2%
Cash Equivalents	2%	2%
	100%	100%

Quality	4/30/04	10/31/03

AAA	67%	60%
AA	7%	12%
A	11%	15%
BBB	6%	8%
Not Rated	9%	5%
	100%	100%

Effective Maturity	4/30/04	10/31/03

0 < 5 years	53%	50%
5 < 10 years	30%	34%
10 < 15 years	14%	11%
Greater than 15 years	3%	5%
	100%	100%

Top Five State Allocations	4/30/04	10/31/03

Texas	12%	13%
Pennsylvania	10%	10%
New York	9%	5%
Illinois	8%	7%
Tennessee	5%	4%

Portfolio composition, quality, effective maturity and state allocations are subject to change.

For more complete details about the fund's investment portfolio, see page 15. A quarterly Fact Sheet is available upon request. Information concerning portfolio holdings of the Fund as of month end is available upon request on the 16th of the following month. Please see the Account Management Resources section for contact information.

Investment Portfolio as of April 30, 2004 (Unaudited)

Scudder Municipal Bond Fund	Principal Amount ($)	Value ($)

Municipal Investments 100.0%
Alabama 3.8%
Alabama, Housing Finance Authority, Multi-Family Mortgage, The Club Apartments, Series I, AMT, 5.65%, 6/1/2008	1,875,000	2,047,031
Birmingham, AL, Industrial Development Authority, Pines at Camelback Apartments Project, Series A:
4.9%, 5/1/2006 (c)	145,000	145,035
5.0%, 5/1/2007 (c)	125,000	125,041
5.3%, 5/1/2013 (c)	310,000	310,174
Birmingham, AL, Medicial Clinic Board, Baptist Medical Center, ETM, 8.25%, 7/1/2005	120,000	121,346
Birmingham, AL, Samaritan Health Services, Series B, ETM, 6.0%, 12/1/2019 (c)	3,590,000	4,064,311
Birmingham, AL, Special Care Facilities Financing Authority, Methodist Home for Aging, 5.0%, 3/1/2014 (d)	3,560,000	3,726,003
Lauderdale & Florence Counties, AL, Public Hospital, ETM, 7.0%, 7/1/2007	160,000	172,608
West Jefferson, AL, Amusement & Public Park Authority, Visionland Alabama Project, Prerefunded @ 102, 7.5%, 12/1/2008	610,000	676,789
		11,388,338
Alaska 0.1%
Anchorage, Alaska, GO, Series B, 5.875%, 12/1/2014 (c)	365,000	413,129
American Samoa 0.2%
Territory of American Samoa, GO, 5.75%, 9/1/2005 (c)	495,000	519,309
Arizona 0.5%
Arizona, Health Facilities, Authority Hospital System Revenue, Refunding, ETM, 6.25%, 9/1/2011 (c)	215,000	228,455
Yuma, AZ, Industrial Development Authority, Multi-Family Mortgage Regency Apartments, Series A, 5.4%, 12/20/2017	1,395,000	1,402,993
		1,631,448
Arkansas 0.1%
Drew County, AR, Public Facilities Board, Single Family Mortgage, Series A-2, 7.9%, 8/1/2011	58,003	59,894
Fayetteville, AR, Public Facilities Board, Single Family Mortgage, 7.25%, 4/1/2011	80,000	81,252
Jefferson County, AR, Health Care Facilities, 1978 Conventional Series, ETM, 7.4%, 12/1/2010 (c)	120,000	139,924
Rogers County, AR, Sales & Use Tax Redevelopment, 5.35%, 11/1/2011	40,000	40,139
Stuttgart, AR, Public Facilities Board, Single Family Mortgage, Series B, 7.75%, 9/1/2011	60,622	61,534
		382,743
California 4.4%
Abag, CA, Finance Authority for Nonprofit Corporations, American Baptist Homes, Series A, 5.5%, 10/1/2007	230,000	237,293
California, State GO:
4.5%, 12/1/2010	100,000	103,700
5.0%, 6/1/2009	100,000	106,916
5.0%, 2/1/2012	625,000	648,993
5.0%, 2/1/2013	550,000	571,956
5.25%, 2/1/2007	275,000	293,139
5.5%, 10/1/2005	100,000	104,916
6.0%, 4/1/2018	1,700,000	1,887,017
6.3%, 9/1/2011	250,000	285,205
6.5%, 2/1/2008	150,000	167,832
6.75%, 3/1/2007	500,000	553,810
6.75%, 8/1/2011	200,000	233,628
7.0%, 3/1/2005	100,000	104,507
7.2%, 5/1/2008	50,000	57,513
California, Statewide Community Housing Development Authority, Multi-Family Revenue, Pioneer Gardens Apartments, Series E, Mandatory Put @ 100, AMT, 5.5%, 6/1/2031 (b)	875,000	935,594
Emeryville, CA, Redevelopment Agency, Residential Mortgage, ETM, 7.5%, 9/1/2011	130,000	149,429
Fresno, CA, Multi-Family Housing Authority, Central Valley Coalition Projects, AMT:
Series A, 5.15%, 8/1/2007	135,000	140,194
Series A, 5.15%, 8/1/2007	68,000	70,777
Series B, 6.65%, 5/20/2008	285,000	302,382
Kern County, CA, Multi-Family Housing Authority, Pioneer Pines, Series A, 6.15%, 10/20/2043	3,000,000	3,045,540
Los Angeles, CA, Community Redevelopment Agency, Angelus Plaza Project, Series A, 7.4%, 6/15/2010	1,905,000	2,056,257
Los Angeles, CA, Multi-Family Housing, Earthquake Rehabilitation, Series A, AMT, 5.7%, 12/1/2027	880,000	934,736
Turlock, CA, Public Financing Authority Revenue, 5.25%, 9/1/2015	35,000	35,529
		13,026,863
Colorado 2.8%
Aurora, CO, Centretech Metropolitan District, GO, Series C, Mandatory Put @ 100, 4.875%, 12/1/2028 (b) (d)	1,280,000	1,349,657
Aurora, CO, Single Family Mortgage Revenue, Series A, 7.3%, 5/1/2010	40,000	40,890
Boulder County, CO, Community Hospital Project, ETM, 7.0%, 7/1/2009	155,000	172,371
Colorado, Health Facilities Revenue Authority, Weld County General Hospital Project, ETM, 9.375%, 7/1/2009	140,000	164,858
Colorado, Housing Finance Authority, Multi-Family Insured Mortgage, Series C-3, AMT, 5.7%, 10/1/2021	1,050,000	1,050,683
Colorado, Housing Finance Authority, Single Family Program:
Series A, 4.75%, 11/1/2005	10,000	10,124
Series D-1, AMT, 5.0%, 5/1/2005	5,000	4,991
AMT, 5.75%, 11/1/2004	5,000	4,996
Series A-3, 6.5%, 5/1/2016	215,000	219,195
Series B-3, 6.55%, 5/1/2025	280,000	285,446
Denver City & County, CO, Single Family Mortgage Revenue Home, Metro Mayors Caucus, 5.0%, 11/1/2015	30,000	30,460
Denver, CO, Multi-Family Housing Revenue, 5.25%, 12/20/2022	500,000	509,915
Interlocken Metropolitan District, CO Series A, 5.75%, 12/15/2019 (c)	2,200,000	2,335,476
Westminster, Co, Multi-Family Housing, Semper Village Apartments, Mandatory Put @ 100, AMT 5.95%, 9/1/2015 (b)	1,670,000	1,687,735
Westminster, CO, Multi-Family Revenue Refunding Housing, Oasis Wexford Apartments, Mandatory Put @100, 5.349%, 12/1/2025 (b)	270,000	277,382
		8,144,179
Delaware 0.4%
Delaware, Economic Development Authority, Peninsula United, Series A, 6.0%, 5/1/2009	35,000	36,682
Delaware, Economic Development Authority, Wilmington Friends School Project:
6.3%, 7/1/2004	65,000	65,256
6.3%, 7/1/2005	70,000	71,513
6.3%, 7/1/2006	75,000	76,448
6.3%, 7/1/2007	80,000	81,207
6.3%, 7/1/2008	85,000	85,898
6.3%, 7/1/2009	90,000	90,910
6.3%, 7/1/2010	95,000	95,619
6.3%, 7/1/2011	100,000	100,527
6.3%, 7/1/2012	110,000	110,321
6.3%, 7/1/2013	115,000	115,123
Wilmington, DE, Park Authority, Series B, ETM, 7.15%, 8/1/2006	145,000	148,265
		1,077,769
District of Columbia 0.1%
District of Columbia, Housing Finance Agency, Mayfair Mansions Apartments, AMT, 5.0%, 2/1/2008	375,000	390,521
Florida 2.3%
Broward County, FL, Water & Sewer Utility Revenue, Prerefunded @ 100, 6.875%, 9/1/2008	190,000	205,569
Dade County, FL, Aviation Revenue, Series E, 5.4%, 10/1/2007 (c)	50,000	53,274
Dade County, FL, County Lease, Governmental Leasing Corp., Series C, 9.0%, 4/1/2020	250,000	258,097
Dade County, FL, Housing Finance Authority, Multi-Family Mortgage, Midway Point Phase I, Series A, Mandatory Put @100, AMT, 5.9%, 6/1/2026 (b)	790,000	800,294
Dade County, FL, Housing Finance Authority, Single Family Mortgage Revenue, Series B-1, AMT, 6.1%, 4/1/2027	1,331,195	1,398,460
Daytona Beach, FL, Water & Sewer Revenue, Series 1978, ETM, 6.75%, 11/15/2007	310,000	350,449
Gainesville, FL, Utility Systems Revenue, ETM, 6.3%, 10/1/2006	130,000	132,278
Hillsborough County, FL Series B, 5.125%, 10/1/2017 (c)	1,250,000	1,287,300
Miami Beach, FL, Housing Authority, Series 8, 6.625%, 1/15/2009	900,000	932,166
Miami, FL, Fernando Apartments, 5.9%, 6/1/2025	320,000	330,390
Orange County, FL, Health Facilities Authority Revenue, Advanced Health Systems, ETM, 8.75%, 10/1/2009	765,000	893,268
St. John's County, FL, Industrial Development Authority, Industrial Development Revenue, Series A, 5.5%, 3/1/2017 (c)	185,000	202,939
		6,844,484
Georgia 2.0%
Athens, GA, Water & Sewer Revenue, ETM, 6.2%, 7/1/2008	425,000	478,202
Augusta, GA, Housing Rehabilition, Multi-Family Housing, Bon Air, Series C, 7.0%, 9/1/2005	260,000	261,113
Carrollton, GA, Housing Authority Mortgage Revenue, Carrollton Village Apartments, 6.4%, 3/20/2043	1,940,000	1,959,225
Clayton County, GA, Multi-Family Housing Authority, Pointe South Apartments Projects, AMT, 5.75%, 1/1/2013	100,000	104,838
Fulton County, GA, Housing Authority, Single Family Mortgage, Series A, AMT, 6.2%, 3/1/2013	35,000	34,555
Gwinnett County, GA, Multi-Family Housing Authority, Singleton-Oxford Association, Series A, Mandatory Put @ 100, 5.5%, 4/1/2026 (b)	930,000	950,785
Savannah, GA, Economic Development Authority Revenue, College of Art & Design:
6.2%, 10/1/2009	1,070,000	1,186,288
6.5%, 10/1/2013	800,000	933,800
		5,908,806
Hawaii 1.9%
Hawaii, Housing & Community Development, Multi-Family Revenue, Sunset Villas:
5.7%, 7/20/2031	1,090,000	1,131,453
5.75%, 1/20/2036	2,395,000	2,489,962
Hawaii, Housing Finance & Development Corp., Single Family Mortgage, Series A, AMT, 5.2%, 7/1/2012	1,710,000	1,792,832
Honalulu, HI, Housing Authority, Multi-Family Mortgage, Waipahu Towers Project, Series A, AMT, 6.9%, 6/20/2005	65,000	66,694
		5,480,941
Idaho 1.3%
Idaho, Housing & Finance Association:
Series A, Class III, AMT, 5.55%, 7/1/2020	2,330,000	2,412,016
Series E-2, 5.9%, 1/1/2015	620,000	656,034
Idaho, Housing & Finance Association, Single Family Mortgage:
Series F-2, AMT, 5.1%, 7/1/2012	330,000	341,989
Series C-2, AMT, 5.25%, 7/1/2011	140,000	143,955
Series B, AMT, 5.65%, 7/1/2009	150,000	154,503
Idaho, Housing Agency, Single Family Mortgage, Series F, AMT, 5.8%, 7/1/2007	210,000	211,516
		3,920,013
Illinois 8.3%
Alton, IL, Hospital Facility, Alton Memorial Hospital Project, ETM, 7.0%, 7/1/2005	150,000	155,426
Belleville, St. Clair County, IL, Single Family Mortgage Revenue, ETM, 7.25%, 11/1/2009	70,000	79,877
Davis Junction, IL, Solid Waste Improvements, GO:
Series B, 5.5%, 4/15/2010 (d)	690,000	743,013
Series B, 5.875%, 4/15/2016 (d)	60,000	64,162
Des Plaines, IL, Hospital Facility, Holy Family Hospital:
ETM, 7.0%, 1/1/2007	100,000	107,667
ETM, 7.0%, 1/1/2007 (c)	75,000	80,750
ETM, 7.0%, 1/1/2007 (c)	90,000	96,901
Du Page County, IL, Special Services Area No.11, 6.75%, 1/1/2014	875,000	976,614
Du Page County, IL, Special Services Area No.26, Bruce Lake Subdivision, GO:
5.0%, 1/1/2013	65,000	65,822
5.15%, 1/1/2014	65,000	65,924
5.25%, 1/1/2005	40,000	40,797
5.25%, 1/1/2006	45,000	46,867
5.25%, 1/1/2007	45,000	47,506
5.25%, 1/1/2008	50,000	53,021
5.25%, 1/1/2009	50,000	53,028
5.25%, 1/1/2010	55,000	58,053
5.25%, 1/1/2016	150,000	151,308
5.375%, 1/1/2011	60,000	63,169
5.5%, 1/1/2012	35,000	36,875
5.5%, 1/1/2019	255,000	257,520
5.75%, 1/1/2022	300,000	299,643
Fairfield, IL, Economic Development Authority, Wayne County Center Project, 6.0%, 12/15/2005	155,000	160,679
Granite City, IL, Hospital Facilities Revenue, ETM, 7.0%, 1/1/2008	120,000	131,779
Grayslake, IL, Multi-Family Housing, Country Squire Apartments Project, Series A, 6.0%, 6/1/2005	210,000	211,037
Greater Peoria, IL, Airport Authority, GO, AMT, 6.5%, 12/1/2005 (c)	95,000	97,540
Illinois, Development Finance Authority, Catholic Health, Series A, 5.15%, 2/15/2006 (c)	765,000	798,369
Illinois, Development Finance Authority, Debt Restructure East Saint Louis, GO, 6.875%, 11/15/2005	280,000	294,311
Illinois, Development Finance Authority, Fund For Child Project, Series A, 7.4%, 9/1/2004	320,000	323,059
Illinois, Development Finance Authority, Section 8, Series A, 5.2%, 7/1/2008 (c)	50,000	52,306
Illinois, Educational Facilities, Authority Revenue Refunding Augustana College:
4.6%, 10/1/2008	135,000	143,822
5.0%, 10/1/2013	280,000	304,461
Illinois, Health Facilities Authority, Lutheran Social Services, 6.125%, 8/15/2010	635,000	632,968
Illinois, Health Facilities Authority, Michael Reese Hospital & Medical Center, ETM, 6.75%, 12/1/2008	225,000	249,428
Illinois, Health Facilities Authority, Midwest Group Ltd., 5.375%, 11/15/2008	380,000	410,582
Illinois, Housing Development Authority, Multi-Family Program, Series 3, 6.05%, 9/1/2010	255,000	260,429
Illinois, Upper River Valley Development Authority, Waster Recovery Illinois Project, AMT, 5.9%, 2/1/2014	1,750,000	1,705,568
Oak Lawn, IL, GO, 5.25%, 12/1/2004 (c)	30,000	30,695
Palatine, IL, Tax Increment Revenue, Dundee Road Development Project, Tax Allocation, 5.0%, 1/1/2015 (c)	9,030,000	9,408,718
Rockford, IL, Faust Landmark Apartments, Series A, AMT, 5.625%, 1/1/2007 (c)	125,000	128,760
Rockford-Concord Commons, IL, Housing Facility, Concord Commons Project:
Series A, 5.55%, 11/1/2006	140,000	145,215
Series A, 6.15%, 11/1/2022	1,385,000	1,431,716
Silvas, IL, Mortgage Revenue:
4.9%, 8/1/2011	1,110,000	1,176,877
5.2%, 8/1/2017	1,285,000	1,326,557
Woodridge, IL, Multi-Family Revenue, Hawthorn Ridge Housing, Series A, 5.65%, 12/20/2032	1,510,000	1,543,205
		24,512,024
Indiana 1.7%
Gary, IN, Mortgage Redevelopment, Willow On Clark Apartments:
Series A, AMT, 4.75%, 8/20/2008	200,000	208,498
Series A, AMT, 5.15%, 8/20/2013	280,000	292,737
Series A, AMT, 5.25%, 8/20/2018	240,000	247,378
Indiana, Health Facilities Finance Authority, Kings Daughters Hospital:
5.1%, 2/15/2006 (c)	290,000	304,685
5.1%, 8/15/2006 (c)	300,000	318,747
5.25%, 2/15/2008 (c)	305,000	329,010
Indiana, Health Facility Authority Revenue, Memorial Hospital, 5.125%, 2/15/2017	1,250,000	1,272,763
Indiana, Toll Finance Authority, Toll Road Revenue, 5.0%, 7/1/2014	2,000,000	2,001,020
Lawrence, IN, Multi-Family Housing Revenue Refunding, Pinnacle Apartments, AMT, 5.05%, 1/1/2008	195,000	202,642
		5,177,480
Kansas 0.3%
McPherson, KS, Electric Utility Revenue, Prerefunded @ 100, ETM, 5.9%, 3/1/2007	800,000	870,480
Merriam, KS, Hospital Revenue, Shawnee Mission Medical Center, ETM, 6.9%, 6/1/2005	70,000	72,069
		942,549
Kentucky 0.2%
Kentucky, Turnpike Authority:
ETM, 6.125%, 7/1/2007	377,000	401,463
ETM, 6.625%, 7/1/2008	180,000	196,886
		598,349
Louisiana 2.9%
Iberia, LA, Single Family Mortgage, 7.375%, 1/1/2011	85,000	86,339
Louisiana, Housing Finance Agency, Malta Square Project:
AMT, 6.45%, 9/1/2027	470,000	495,728
AMT, 6.5%, 9/1/2038	1,220,000	1,283,549
Louisiana, State Health Education Authority, Lease Rent Revenue, Tulane University Medical Center, ETM, 7.875%, 7/1/2009	320,000	361,466
New Orleans, LA, Home Mortgage Authority, Special Obligation, ETM, 6.25%, 1/15/2011	3,720,000	4,279,339
Tensas Parish County, LA, GO, 7.0%, 9/1/2018	1,825,000	2,071,539
		8,577,960
Maine 0.1%
Bucksport, ME, Solid Waste Disposal Revenue, Champ International Corp. Project, 6.25%, 5/1/2010	100,000	100,014
Maine, Finance Revenue Authority, Electronic Rate Stabilization, AMT, 5.2%, 7/1/2018 (c)	50,000	51,373
		151,387
Maryland 0.6%
Baltimore County, MD, Mortgage Revenue, Three Garden Village Project, Series A, 4.8%, 1/1/2013	450,000	467,343
Baltimore, MD, City Housing Corporate Revenue, 7.75%, 10/1/2009	255,000	255,658
Prince Georges County, MD, Housing Authority, Single Family Mortgage Revenue, 7.0%, 8/1/2033	1,025,000	1,098,421
		1,821,422
Massachusetts 2.6%
Boston, MA, Deutsche Altenheim, Series A, 5.95%, 10/1/2018	505,000	549,102
Massachusetts, Development Finance Agency, Human Services Provider, Seven Hills Foundation & Affiliate, 4.85%, 9/1/2013 (c)	310,000	318,088
Massachusetts, Development Finance Agency, Worcester Redevelopment Authority, 6.0%, 6/1/2024 (c)	1,050,000	1,054,368
Massachusetts, Educational Loan Authority, Series A, AMT, 7.25%, 1/1/2009 (c)	105,000	105,911
Massachusetts, Health & Educational Authority, Beth Isreal Hospital, ETM, 5.75%, 7/1/2006	25,000	26,080
Massachusetts, Housing Finance Agency, Series A, AMT, 6.125%, 12/1/2011 (c)	175,000	180,943
Massachusetts, Industrial Finance Agency, Assisted Living Facilities, Arbors at Taunton, AMT, 5.3%, 6/20/2019	360,000	368,957
Massachusetts, Industrial Finance Agency, Draper Place Project, AMT, 5.4%, 8/20/2012	240,000	253,037
Massachusetts, Industrial Finance Agency, Higher Education, Hampshire College Project, 5.8%, 10/1/2017	1,655,000	1,703,343
Somerville, MA, Multi-Family Housing Revenue, 4.6%, 11/20/2015	2,935,000	3,033,704
		7,593,533
Michigan 1.1%
Battle Creek, MI, Economic Development Authority, Kellogg Company Project, 5.125%, 2/1/2009	205,000	211,586
Detroit, MI, Water Supply, ETM, 8.875%, 1/1/2005	115,000	120,297
Grand Rapids Charter Township, MI, Porter Hills Obligated Group, 5.2%, 7/1/2014	890,000	921,969
Kalamazoo, MI, Economic Development Corp., Revenue Refunding, 5.75%, 5/15/2005	100,000	101,215
Michigan, Higher Education Facility Authority Revenue, Thomas M. Colley Law School, 5.35%, 5/1/2015 (d)	1,200,000	1,243,188
Michigan, Strategic Fund Obligation, Ford Motor Credit, Series A, ETM, 7.875%, 8/15/2005	115,000	122,199
Petoskey, MI, Hospital Finance Authority, ETM, 6.7%, 3/1/2007	295,000	317,234
Saginaw, MI, Hospital Finance Authority, Saint Luke Hospital, ETM, 7.5%, 11/1/2010	200,000	230,366
		3,268,054
Minnesota 1.9%
Minnesota, General Obligation, 5.0%, 8/1/2016	3,000,000	3,168,870
Minnesota, White Earth Band of Chippewa, 7.0%, 12/1/2011 (c)	2,000,000	2,239,860
Rochester, MN, Saint Mary's Hospital, ETM, 5.75%, 10/1/2007	255,000	271,570
		5,680,300
Mississipi 1.9%
Corinth & Alcorn Counties, MS, Magnolia Regional Health Center, Series B, 5.125%, 10/1/2010	590,000	618,509
Jackson, MS, Housing Authority, Multi-Family Revenue, The Woodlands, Series A, AMT, 5.3%, 4/1/2019 (c)	490,000	500,217
Lee County, MS, Hospital Systems Revenue, North Mississippi Medical Center Project, ETM, 6.8%, 10/1/2007	260,000	281,728
Lincoln County, MS, Hospital & Healthcare Revenue, Kings Daughters Hospital, Series B, 5.5%, 4/1/2018 (c)	1,345,000	1,392,653
Mississippi, Business Financial Corp., Mississippi Retirement Facilities Revenue Refunding, Wesley Manor, Series A, 5.45%, 5/20/2034	2,695,000	2,741,273
Mississippi, Home Corp., Single Family Mortgage, Access Program, Series A, AMT, 5.0%, 6/1/2004	20,000	20,053
		5,554,433
Missouri 1.4%
Boone County, MO, Industrial Development Authority, Otscon Inc. Project, Mandatory Put @ 100, AMT, 5.125%, 5/1/2018 (b) (d)	1,490,000	1,503,395
Bridgeton, MO, Industrial Development Authority, Mizpath Assisted Living, Series A, 5.25%, 12/20/2019	170,000	174,500
Missouri, Development Financial Board, Recreation Facilities Revenue, YMCA, Greater St. Louis, Series A, 4.75%, 9/1/2007 (d)	170,000	181,322
Missouri, Housing Development Community, Single Family Mortgage, AMT, 6.625%, 12/1/2017	70,000	70,081
Missouri, Rehabilitation Center Project, COP, Series A, 6.0%, 11/1/2015	100,000	105,611
Pacific & Franklin Counties, MO, Industrial Development Authority, Clayton Corp. Project:
AMT, 6.2%, 5/1/2012 (d)	720,000	742,918
AMT, 6.45%, 5/1/2017 (d)	720,000	743,544
Springfield, MO, Law Enforcement Communication, COP, 5.5%, 6/1/2010	60,000	66,117
St. Louis, MO, Land Clearance Redevelopment Authority, Westminsters Place Apartments, Series A, Mandatory Put @100, 5.95%, 7/1/2022 (b)	450,000	480,136
		4,067,624
Montana 0.1%
Missoula County, MT, Community Hospital, ETM, 7.125%, 6/1/2007 (c)	238,000	257,092
Nebraska 0.4%
Nebraska, Investment Finance Authority, Multi-Family Housing, Tara Hills Villa, 4.875%, 1/1/2008	470,000	489,679
Woolworth, NE, Housing Mortgage Development Corp., Section 8 Assisted Project, 5.35%, 7/1/2021 (c)	690,000	690,117
		1,179,796
Nevada 0.4%
Nevada, Housing Division, Single Family Mortgage:
Series B-1, 4.95%, 4/1/2012	270,000	280,587
Series C-1, AMT, 5.45%, 4/1/2010	130,000	129,312
Series E, AMT, 6.0%, 10/1/2009	110,000	112,956
Series B, AMT, 6.35%, 10/1/2007	100,000	101,400
Series A, AMT, 6.45%, 10/1/2007	100,000	101,311
Nevada, Housing Division, Single Family Program, Series B-1, 6.2%, 10/1/2015	210,000	214,425
Nevada, Multi Unit Housing, Saratoga Palms, AMT, 5.9%, 4/1/2006	165,000	174,406
		1,114,397
New Hampshire 1.9%
Manchester, NH, Housing & Redevelopment Revenue Authority:
4.75%, 1/1/2005	130,000	132,406
4.85%, 1/1/2007	130,000	136,154
4.9%, 1/1/2008	145,000	152,744
5.55%, 1/1/2018	185,000	187,949
6.05%, 1/1/2012 (c)	3,580,000	3,921,067
New Hampshire, Higher Education & Health Facility, Kendal at Hanover Issue:
5.2%, 10/1/2006 (d)	625,000	626,356
5.3%, 10/1/2007 (d)	475,000	475,884
		5,632,560
New Jersey 0.4%
Carlstadt, NJ, Sewer Authority, Sewer Revenue, 5.25%, 1/1/2007	56,000	58,252
New Jersey, Economic Development Authority, Cadbury Corp. Project, Series A, 4.85%, 7/1/2004 (c)	265,000	266,370
New Jersey, Higher Education Revenue, Education Facilities Authority, Caldwell College, Series A, 7.25%, 7/1/2025	820,000	839,016
Secaucus, NJ, Municipal Utilities Authority, Sewer Revenue, ETM, 6.875%, 12/1/2008	45,000	49,476
		1,213,114
New Mexico 0.7%
Albuquerque, NM, Class B-2, CMO, Zero Coupon, 5/15/2011 (c)	996,000	567,172
Bernalillo County, NM, Multi-Family Housing Sunchase Apartments, Series A, Madatory Put @ 100, 5.8%, 11/1/2025 (b)	1,130,000	1,143,029
New Mexico, Mortgage Finance Authority, Multi-Family Housing, Sandpiper Apartments:
Series A, AMT, 5.5%, 7/1/2017	120,000	125,135
Series A, AMT, 5.6%, 7/1/2028	250,000	255,620
		2,090,956
New York 9.2%
Albany, NY, Housing Authority, Lark Drive Associates:
AMT, 5.2%, 12/1/2013 (d)	40,000	42,010
AMT, 5.4%, 12/1/2018 (d)	40,000	41,637
East Rochester, NY, Housing Authority, St. Johns Meadow, Series A, 5.125%, 8/1/2018	600,000	618,588
New York, Dormitory Authority, Capital Appreciation, Prerefunded @ 100, Series C, ETM, Zero Coupon, 7/1/2004 (c)	50,000	49,890
New York, Dormitory Authority, Lease Revenue, Court Facilities:
Series A, 5.25%, 5/15/2010	3,540,000	3,844,971
Series A, 5.25%, 5/15/2011	1,240,000	1,335,542
Series A, 5.75%, 5/15/2014	3,715,000	4,100,320
New York, Dormitory Authority, Lutheran Nursing Home:
5.125%, 2/1/2018 (c)	975,000	1,025,232
6.1%, 8/1/2041 (c)	1,000,000	1,086,580
New York, Dormitory Authority, St. Joseph's Hospital, 5.25%, 7/1/2018 (c)	450,000	467,275
New York, Dormitory Revenue Authority, State University Education Facilities, 5.0%, 5/15/2010	300,000	319,869
New York, NY, General Obligation, Series I, 5.0%, 8/1/2018	6,000,000	6,095,820
New York, NY, Industrial Development Agency, College of Aeronautics Project:
5.0%, 5/1/2006	345,000	360,439
5.2%, 5/1/2009	205,000	217,771
Oneida County, NY, Industrial Development Agency Revenue, Civic Facilities, 5.0%, 3/1/2014 (d)	600,000	618,264
Onondaga County, NY, Industrial Development Agency, Civic Facilities Revenue, Lemoyne College Project, Series A, 5.0%, 3/1/2007	180,000	189,745
Syracuse, NY, Housing Authority, Lorretto Rest Homes, Series A, 5.0%, 8/1/2007	815,000	850,355
Tobacco Settlement Financing Corp., Series C-1, 5.5%, 6/1/2015	4,920,000	5,246,590
Triborough Bridge & Tunnel Authority, NY, Convention Center Project, Series E, 7.25%, 1/1/2010	315,000	360,363
Yates County, NY, Industrial Development Agency, Soldiers & Sailors Memorial Hospital, 5.5%, 2/1/2019 (d)	330,000	339,520
		27,210,781
North Carolina 0.1%
North Wilkesboro, NC, Housing Development Corp., Multi-Family Revenue, Wilkes Tower, Series A, 6.35%, 10/1/2022	200,000	206,140
Wake County, NC, Hospital Revenue, ETM, 6.25%, 1/1/2008	180,000	194,121
		400,261
North Dakota 0.8%
Fargo, ND, Hospital Revenue, Meritcare Hospital, 5.6%, 6/1/2013 (c)	1,250,000	1,362,563
North Dakota, Housing Financial Agency Revenue, Housing Finance Program:
Series B, AMT, 4.0%, 7/1/2010	345,000	353,925
Series B, AMT, 4.125%, 7/1/2011	345,000	352,618
Series D, AMT, 4.55%, 7/1/2008	65,000	66,700
Series D, AMT, 4.85%, 7/1/2011	80,000	82,290
Series D, AMT, 4.95%, 1/1/2012	80,000	82,355
Series D, AMT, 5.0%, 1/1/2013	85,000	87,537
		2,387,988
Ohio 2.2%
Bridlewood, Village Apartments, OH, Certificate of Participation, Class A, 5.6%, 9/1/2021	1,516,117	1,541,588
Cuyahoga County, OH, Mortgage Revenue, AMT, 5.2%, 9/20/2009	155,000	158,993
Cuyahoga County, OH, Multi-Family Housing Water Street Association, AMT, 6.25%, 12/20/2036	975,000	1,027,679
Jefferson County, OH, GO, 6.625%, 12/1/2005 (c)	90,000	94,644
Lucas-Palmer Housing Development Corp., OH, Palmer Gardens, Series A, 5.9%, 7/1/2007 (c)	175,000	182,429
Ohio, Capital Corp. for Housing Mortgage Revenue, Section 8, Series D, 5.55%, 8/1/2024	540,000	541,841
Ohio, Capital Corp. for Housing Mortgage Revenue, Section 8 Assisted Project, Series C, 5.1%, 7/1/2009 (c)	255,000	255,324
Ohio, Capital Housing Corp. Mortgage, Georgetown Section 8, Series A, 6.625%, 7/1/2022	795,000	795,978
Ohio, Water Development Authority, Pollution Control Facilities Revenue, Republic Steel Project, ETM, 6.375%, 6/1/2007	70,000	74,691
Sandusky County, OH, Health Care Facilities Revenue, Bethany Place Retirement Center Project, 5.15%, 7/1/2009	60,000	65,055
Stark County, OH, Health Care Facility, Rose Land Inc. Project:
5.3%, 7/20/2018	850,000	880,549
5.35%, 7/20/2023	940,000	960,464
		6,579,235
Oklahoma 0.9%
Grand River, OK, Dam Authority, ETM, 6.25%, 11/1/2008	615,000	655,719
McAlester, OK, Public Works Authority:
ETM, 8.25%, 12/1/2004 (c)	115,000	119,673
ETM, 8.25%, 12/1/2005 (c)	60,000	66,124
Oklahoma, Housing Finance Agency, Multi-Family Housing, Northpark & Meadowlane Project, 5.1%, 12/1/2007	235,000	233,639
Oklahoma, Ordnance Works Authority, Ralston Purina Project, 6.3%, 9/1/2015	1,500,000	1,645,140
		2,720,295
Oregon 0.3%
Cow Creek Bank, OR, Umpqua Tribe Indians, Oregon Revenue, Series B, 144A, 5.1%, 7/1/2012 (c)	880,000	908,653
Oregon, Health Housing Educational & Cultural Facilities Authority, Cedarwest Housing, Series A, AMT, 4.65%, 1/2/2008 (d)	75,000	77,921
		986,574
Pennsylvania 9.6%
Allegheny County, PA, Hospital Development Authority, North Hills Passavant Hospital, ETM, 6.75%, 7/1/2005	95,000	98,059
Allegheny County, PA, Residental Finance Authority, Single Family Mortgage, Series CC-2, 5.2%, 5/1/2017	205,000	213,505
Beaver County, PA, Industrial Development Authority, Health Care Revenue Refunding, 4.85%, 5/20/2010	1,520,000	1,604,922
Berks County, PA, Redevelopment Authority, Multi-Family Revenue, Woodgate Associate Project, Series A, 5.15%, 1/1/2019	1,610,000	1,633,184
Bucks County, PA, Saint Mary's Hospital Authority, ETM, 6.625%, 7/1/2004	25,000	25,229
Chester County, PA, Health & Education Facility, Immaculata College:
5.0%, 10/15/2006	265,000	265,429
5.0%, 10/15/2007	310,000	310,403
5.1%, 10/15/2008	120,000	120,124
5.125%, 10/15/2009	230,000	230,175
5.3%, 10/15/2011	280,000	280,103
Cumberland County, PA, Municipal Revenue Authority, Presbyterian Homes Project, 6.0%, 12/1/2026	1,210,000	1,189,370
Delaware County, PA, Housing Authority, Dunwood Village Project, 6.125%, 4/1/2020	100,000	105,098
Delaware River Junction Toll Bridge, Commonwealth of Pennsylvania, Bridge Revenue, 5.25%, 7/1/2013	1,000,000	1,080,750
Erie, PA, Higher Education Building Authority, Gannon University Project, Series E, 5.2%, 7/15/2016	800,000	809,272
Erie, PA, Higher Education Building Authority, Mercyhurst College Project:
5.75%, 3/15/2012	110,000	113,698
Series B, 5.75%, 3/15/2013	1,265,000	1,284,114
5.85%, 3/15/2017	325,000	332,852
Fayette County, PA, Hospital Authority, Uniontown Hospital:
5.2%, 6/15/2004 (c)	210,000	211,029
5.45%, 6/15/2007 (c)	340,000	366,874
Lancaster, PA, Sewer Authority, ETM, 6.0%, 4/1/2012	80,000	88,636
Montgomery County, PA, GO, ETM, 9.0%, 8/15/2004	40,000	40,899
Mount Lebanon, PA, Hospital Authority, ETM, 7.0%, 7/1/2006	100,000	105,782
Pennsylvania, Delaware River Port Authority, ETM, 6.5%, 1/15/2011	100,000	113,755
Pennsylvania, Higher Educational Facilities Authority, College & University Revenue, University of the Arts, 5.5%, 3/15/2013 (c)	800,000	846,096
Pennsylvania, Higher Educational Facility Authority, Health Services Revenue, Allegheny Delaware Valley Obligation:
Series A, 5.4%, 11/15/2007 (c)	350,000	374,133
Series C, 5.875%, 11/15/2018 (c)	1,450,000	1,545,903
Pennsylvania, Higher Educational Facility, Gwynedd Mercy College, 5.0%, 11/1/2008	530,000	551,603
Pennsylvania, Higher Educational Facility, University of the Arts:
4.75%, 3/15/2005 (c)	125,000	125,327
4.85%, 3/15/2006 (c)	200,000	200,428
5.1%, 3/15/2009 (c)	230,000	230,306
Pennsylvania, Higher Educational Facility, Ursinus College, 5.4%, 1/1/2006	190,000	201,098
Pennsylvania, Housing Finance Agency, Single Family Mortgage:
Series 64, AMT, Zero Coupon, 4/1/2030	1,505,000	1,187,565
Series 65A, AMT, 4.6%, 10/1/2008	145,000	153,503
Philadelphia, PA, Airport Revenue, AMT, 5.375%, 6/15/2012 (c)	2,600,000	2,747,810
Philadelphia, PA, Hospital & Higher Education Authority, Centralized Comprehensive Human Services, Series A, 6.125%, 1/1/2013	3,335,000	3,430,581
Philadelphia, PA, Hospital & Higher Education Authority, Health System, Series A, 5.375%, 1/1/2028	2,645,000	2,691,949
Philadelphia, PA, Industrial Development Authority, Elmira Jefferies Memorial Home, 4.75%, 2/1/2008	230,000	240,566
Philadelphia, PA, Industrial Development Authority, Jeanes Physicians' Office, Series A, 9.375%, 7/1/2010	480,000	480,485
Philadelphia, PA, Redevelopment Authority, Multi-Family Housing Revenue, Woodstock, 5.45%, 2/1/2023	725,000	738,688
Philadelphia, PA, Redevelopment Authority, First Lien Mortgage, Series A, 6.5%, 1/1/2029	664,200	681,549
Pittsburgh, PA, Urban Redevelopment Authority, Series C, AMT, 5.95%, 10/1/2029	120,000	123,365
Scranton-Lackawanna Counties, PA, University of Scranton Project, 5.15%, 11/1/2011 (c)	250,000	270,210
Williamsport, PA, Multi-Family Housing Authority, Series A, 5.25%, 1/1/2015 (c)	1,065,000	1,104,554
		28,548,981
Rhode Island 0.5%
Rhode Island, Industrial Facilities Corp., Industrial Development Revenue, Building Authority Program, AMT:
5.25%, 4/1/2011	230,000	236,704
5.3%, 4/1/2012	245,000	249,819
5.35%, 4/1/2013	265,000	268,964
5.4%, 4/1/2014	65,000	65,670
5.5%, 4/1/2019	305,000	303,756
5.6%, 4/1/2024	380,000	369,584
		1,494,497
South Carolina 3.3%
Columbia, SC, Waterworks & Sewer Systems, ETM, 7.75%, 1/1/2011	3,505,000	4,103,303
South Carolina, Economic Jobs Development, Westminster Presbyterian, Series A, 5.125%, 11/15/2008	448,000	472,331
South Carolina, Housing Finance & Development Authority, Bryon Point Apartments Project, Mandatory Put @ 100, AMT, 5.7%, 6/1/2025 (b)	2,290,000	2,319,884
South Carolina, Housing Finance & Development Authority, Hunting Ridge Apartments, Mandatory Put @ 100, 6.75%, 6/1/2025 (b) (d)	755,000	768,114
South Carolina, Housing Finance & Development Authority, Westbury Plantation, 6.05%, 7/1/2027	315,000	316,881

South Carolina, Job Economic Development, Anderson Project, Series A, 5.375%, 8/1/2043	500,000	487,510
South Carolina, Jobs Economic Development Revenue Authority, Ebenezer Nursing, 6.9%, 1/20/2037	1,295,000	1,419,631
		9,887,654
Tennessee 4.7%
Greeneville, TN, Health & Education Facility Board, Southern Advent Hospital, ETM, 8.7%, 10/1/2009	260,000	304,988
Memphis, TN, Health, Education & Housing Facility Board, Multi-Family Housing, Hickory Pointe Apartments Project, Series A, 5.4%, 7/1/2010 (c)	465,000	499,215
Nashville & Davidson Counties, TN, Health & Education Facilities Board, Home Inc. Project, Series A, Prerefunded @ 105, 9.0%, 10/1/2022	185,000	229,763
Nashville & Davidson Counties, TN, Health & Education Facilities Board, Homes Inc. Project, Series A, 7.25%, 6/20/2036	5,870,200	5,927,434
Nashville & Davidson Counties, TN, Health & Education Facilities Board, Modal Health, 5.5%, 5/1/2023 (c)	570,000	578,647
Nashville & Davidson Counties, TN, Health & Education Facilities Board, Open Arms Care Corp., 5.1%, 8/1/2016 (c)	1,000,000	1,017,260
Nashville & Davidson Counties, TN, Health & Education Facility Revenue Board, Multi-Family Housing, Mandatory Put @ 100, 5.2%, 2/1/2021 (b)	1,610,000	1,696,054
Nashville & Davidson Counties, TN, Multi-Family Housing, Beechwood Terrace, Series A, 6.625%, 3/20/2036	240,000	262,558
Nashville & Davidson Counties, TN, Multi-Family Housing, Welch Bend Apartments, Series A, Mandatory Put @ 100, 5.5%, 1/1/2027 (b)	1,600,000	1,690,416
Shelby County, TN, Health Educational & Housing Facility Board, Methodist Health Systems, 5.2%, 8/1/2013 (c)	1,340,000	1,420,976
Shelby County, TN, Multi-Family Housing, Windsor Apartments, Series A, 6.75%, 10/1/2017 (c)	370,000	370,633
Shelby County, TN, Public Improvements, GO, Series B, 5.25%, 11/1/2006	10,000	10,785
		14,008,729
Texas 11.8%
Bexar County, TX, Housing Finance Corp., Multi-Family Housing Revenue, American Opportunity Housing, 5.8%, 1/1/2031 (c)	200,000	206,554
Bryon, TX, Higher Education Authority, Allen Academy Project, Series A:
6.5%, 12/1/2006	170,000	180,761
7.3%, 12/1/2016	1,315,000	1,498,824
Capital Area, TX, Housing Finance Corp., IDK Partners II Trust, Series A, 6.5%, 11/1/2019	205,952	206,596
Del Rio, TX, GO:
5.55%, 4/1/2011 (c)	45,000	47,414
5.65%, 4/1/2013 (c)	95,000	99,211
5.75%, 4/1/2016 (c)	45,000	46,737
5.75%, 4/1/2017 (c)	185,000	191,538
6.5%, 4/1/2010 (c)	95,000	104,346
7.5%, 4/1/2008 (c)	95,000	110,198
7.5%, 4/1/2009 (c)	145,000	166,122
Denison, TX, Hospital Authority, Texoma Medical Center, ETM, 7.125%, 7/1/2008	85,000	93,835
Grand Prairie, TX, Municipal Utilities, Water & Sewer Revenue, 6.5%, 4/1/2012 (c)	1,000,000	1,092,120
Harris County, TX, Municipal Utilities District 368, Water & Sewer Revenue:
5.5%, 9/1/2025 (c)	780,000	786,747
5.5%, 9/1/2026 (c)	825,000	830,998
5.625%, 9/1/2027 (c)	875,000	885,973
5.625%, 9/1/2028 (c)	925,000	936,174
5.625%, 9/1/2029 (c)	730,000	738,475
5.625%, 9/1/2030 (c)	1,035,000	1,046,540
Heart of Texas, Housing Finance Corp., Multi-Family Housing Revenue, 7.4%, 9/20/2035	1,000,000	1,073,200
Houston, TX, Housing Finance Corp., Series A-1, Zero Coupon, 6/1/2014	1,065,000	497,046
Houston, TX, Housing Finance Corp., Newport Apartments Project, AMT, 5.3%, 2/20/2014	680,000	718,502
Houston, TX, Sewer Systems, ETM, 6.375%, 10/1/2008	240,000	262,740
Jefferson County, TX, Health Facilities Development Corp., Baptist Hospitals, 5.2%, 8/15/2021 (c)	385,000	394,613
Lewisville, TX, Combination Contract Revenue, GO, 5.625%, 9/1/2017 (c)	3,545,000	3,706,546
Northeast, TX, Hospital Authority, ETM, 8.0%, 7/1/2008	425,000	476,914
North Texas, Health Facilities Development Corp., United Regional Health Care Systems Project, 5.0%, 9/1/2014 (c)	5,750,000	5,918,072
Odessa, TX, Housing Finance Corp., Single Family Mortgage, Series A, 8.45%, 11/1/2011	257,628	259,725
Panhandle, TX, Regional Housing Finance Corp., Single Family Mortgage, Series A, AMT, 7.5%, 5/1/2024	185,000	185,792
Robstown, TX, Electric Light & Power Revenue:
6.0%, 12/1/2004	100,000	100,365
6.0%, 12/1/2005	100,000	100,333
6.0%, 12/1/2006	100,000	100,333
Southeast, TX, Housing Finance Corp., Residual Revenue Capital Appreciation, Zero Coupon, 9/1/2017	1,695,000	829,024
Tarrant County, TX, Health Facility, South Central Nursing:
Series A, 6.0%, 1/1/2037 (c)	160,000	171,831
Series A, 6.85%, 9/20/2030	2,891,000	2,991,173
Tarrant County, TX, Housing Finance Corp. Revenue, Multi-Family Housing, 6.95%, 3/20/2039	4,312,000	4,461,325
Tarrant County, TX, Housing Finance Corp., Multi-Family Housing, Summit Project, Series A, Mandatory Put @ 100, 5.08%, 9/1/2027 (b)	1,510,000	1,567,425
Tarrant County, TX, Multi-Family Housing Revenue, Lost Spurs Apartments, 6.75%, 9/20/2020	772,000	798,765
Texarkana, TX, Housing Finance Corp., Summerhill, Series A, 5.55%, 1/20/2007	95,000	95,039
Texas, Department Housing & Community Affairs, Single Family Revenue, Series E, 6.0%, 9/1/2017 (c)	805,000	842,465
		34,820,391
Utah 2.6%
Intermountain Power Agency, UT, Power Supply Revenue, Series A, ETM, 6.15%, 7/1/2014 (c)	800,000	878,208
Provo City, UT, Housing Authority, Multi-Family Housing, Lookout Pointe Apartments, 6.0%, 7/20/2008	245,000	249,998
Salt Lake & Sandy, UT, Metropolitan Water District, Water Revenue:
5.0%, 7/1/2016 (c)	2,020,000	2,135,362
5.0%, 7/1/2017 (c)	2,455,000	2,576,621
Utah, Housing Finance Agency, Single Family Mortgage:
Series A-2, Class III, AMT, 5.05%, 7/1/2012	175,000	179,338
Series B-2, 5.2%, 7/1/2011	190,000	191,788
Series A-2, AMT, 5.25%, 7/1/2011	215,000	221,074
Series A-2, AMT, 5.4%, 7/1/2016	260,000	264,415
Series F-1, Calss I, 5.5%, 7/1/2016	115,000	115,550
Series C, Class III, 6.25%, 7/1/2014	435,000	438,723
Utah, Housing Finance Agency, Single Family Mortgage, AMT, 5.25%, 7/1/2012	100,000	104,402
Utah, Housing Finance Agency, Sub-Single Family Mortgage, 5.85%, 7/1/2007 (c)	50,000	50,258
Weber County, UT, Municipal Building Authority, 6.75%, 12/15/2004 (c)	360,000	372,359
		7,778,096
Vermont 0.4%
Vermont, Education & Health Building Finance Authority, Norwich University Project:
5.0%, 7/1/2006	275,000	288,470
5.0%, 7/1/2007	310,000	327,636
5.75%, 7/1/2013	525,000	552,998
		1,169,104
Virginia 1.3%
Chesterfield County, VA, Industrial Development Authority, Multi-Family Housing, Winchester Greens:
5.0%, 7/1/2014	165,000	171,626
5.2%, 7/1/2019	135,000	138,290
Newport News, VA, Industrial Development Authority, Mennowood Communities, Series A, 7.25%, 8/1/2016	850,000	914,889
Richmond, VA, Metro Expressway Authority, ETM, 7.0%, 10/15/2013 (c)	2,040,000	2,368,542
Suffolk, VA, Redevelopment and Housing Authority, Multi-Family Housing Revenue, Brooke Ridge LLC, 5.25%, 10/1/2018 (c)	160,000	163,642
		3,756,989
Washington 2.1%
Grays Harbor County, WA, Public Utility District Number 1, ETM, 5.375%, 1/1/2006	90,000	93,495
Quinault Indian Nation, WA, Entertainment Revenue, 5.8%, 12/1/2015 (c)	300,000	314,772
Seattle, WA, Light & Power Revenue, 7.4%, 11/20/2036	1,132,000	1,283,314
Washington, Health Care, Nursing Home Revenue, Grays Harbor Community Hospital, 5.85%, 7/1/2012 (c)	1,000,000	1,094,250
Washington, Housing Finance Commission, Convention Deferred Interest, Series 4A, AMT, Zero Coupon, 12/1/2020	2,160,000	1,652,141
Washington, Housing Finance Commission, Nonprofit Housing Revenue, Presbyterian Ministries, Series A:
5.1%, 1/1/2014 (c)	995,000	1,004,443
5.3%, 1/1/2019 (c)	840,000	832,339
		6,274,754
West Virginia 0.5%
Beckley, WV, Nursing Facility, Berkley Healthcare Corp. Project:
5.55%, 9/1/2008 (d)	190,000	195,603
5.7%, 9/1/2009 (d)	150,000	153,549
Harrison County, WV, CMO, Series B, Zero Coupon, 10/20/2010 (c)	1,598,547	989,820
Marshall County, WV, Capital Appreciation, Zero Coupon, 5/1/2014 (c)	478,000	222,371
		1,561,343
Wisconsin 2.6%
Oshkosh, WI, Hospital Facility, Mercy Medical Center, Prerefunded @ 100, 7.375%, 7/1/2009	110,000	118,443
Shell Lake, WI, Nursing Home Revenue, Terraceview Living, 5.3%, 9/20/2018	1,110,000	1,116,926
Whitewater, WI, Waterworks System Mortgage, 7.5%, 7/1/2016	185,000	206,070
Wisconsin, Health & Educational Facilities, Revenue Authority, 6.0%, 5/15/2016 (c)	1,000,000	1,042,470
Wisconsin, Health & Educational Facilities, Sister Sorrowful Mothers, Series A, 5.3%, 8/15/2009 (c)	890,000	955,557
Wisconsin, Health & Educational Facilities, Viterbo College Inc. Project, Series A:
5.4%, 2/1/2005 (d)	95,000	97,475
5.75%, 2/1/2012 (d)	390,000	401,665
6.0%, 2/1/2017 (d)	405,000	414,942
Wisconsin, Housing & Economic Development Authority, Series B, AMT, 4.95%, 9/1/2009	305,000	323,672
Wisconsin, Housing & Economic Development Authority, Home Ownership Revenue, Series C, 6.25%, 9/1/2017	1,315,000	1,318,314
Wisconsin, Housing & Economic Development Authority, Housing Revenue, 5.8%, 11/1/2013 (c)	1,580,000	1,613,275
		7,608,809
Wyoming 0.1%
Wyoming, Community Development Authority, Series 5, AMT, 5.7%, 12/1/2007	145,000	149,351
Total Investment Portfolio - 100.0% (Cost $290,668,752) (a)		295,905,405

(a) The cost for federal income tax purposes was $290,670,038. At April 30, 2004, net unrealized appreciation for all securities based on tax cost was $5,235,367. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $8,072,497 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $2,837,130.
(b) Mandatory Put/Tender Security. The mandatory put/tender date is shown as the maturity date on the Investment Portfolio.
(c) Bond is insured by one of these companies:
		As a % of Total Investment Portfolio
AMBAC	AMBAC Assurance Corp.	7.4
ACA	American Capital Access	5.1
CONNIE LEE	College Construction Loan Insurance Association	0.5
FGIC	Financial Guaranty Insurance Company	1.3
FSA	Financial Security Assurance	0.3
MBIA	Municipal Bond Investors Assurance	8.4
RADIAN	RADIAN Asset Assurance Incorporated	5.9

(d) The security incorporates a letter of credit from a major bank.

AMT: Subject to alternative minimum tax.

ETM: Bonds bearing the description ETM (escrowed to maturity) are collateralized by US Treasury securities which are held in escrow and used to pay principal and interest on bonds so designated.

Prerefunded: Bonds which are prerefunded are collateralized by US Treasury securities which are held in escrow and are used to pay principal and interest on tax-exempt issues and to retire the bonds in full at the earliest refunding date.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transaction exempt from registration, normally to qualified institutional buyers.

The accompanying notes are an integral part of the financial statements.

Portfolio Summary April 30, 2004

Portfolio Composition	4/30/04	10/31/03

Revenue Bonds	70%	81%
ETM/Prerefunded	13%	6%
General Obligation Bonds	11%	11%
Lease Obligations	6%	2%
	100%	100%

Quality	4/30/04	10/31/03

AAA	63%	55%
AA	14%	9%
A	6%	15%
BBB	9%	6%
Not Rated	8%	15%
	100%	100%

Effective Maturity	4/30/04	10/31/03

0 < 5 years	85%	85%
5 < 10 years	13%	13%
10 < 15 years	2%	1%
Greater than 15 years	-	1%
	100%	100%

Top Five State Allocations	4/30/04	10/31/03

California	9%	11%
Pennsylvania	7%	9%
Georgia	7%	7%
New York	7%	1%
Illinois	5%	5%

Portfolio composition, quality, effective maturity and state allocations are subject to change.

For more complete details about the fund's investment portfolio, see page 35. A quarterly Fact Sheet is available upon request. Information concerning portfolio holdings of the Fund as of month end is available upon request on the 16th of the following month. Please see the Account Management Resources section for contact information.

Scudder Short-Term Municipal Bond Fund	Principal Amount ($)	Value ($)

Corporate Bonds 0.2%
BFL Funding IV LLC, 144A, 5.95%, 3/1/2010
(Cost $1,785,130)	1,769,837	1,829,481

Municipal Investments 98.2%
Alabama 0.3%
Alabama, Senior Care Revenue, Special Care Finance Authority, ETM, 5.0%, 11/1/2005	655,000	675,063
Auburn, AL, GO, 4.85%, 11/1/2011	821,794	823,035
Auburn, AL, Industrial Development Revenue Board, Auburn Hotel Ltd. Project:
Series A, AMT, ETM, 8.0%, 12/1/2004	200,000	207,418
Series A, 8.5%, 12/1/2013	500,000	564,635
Auburn, AL, Industrial Development Revenue Board, Auburn Hotel Ltd. Project, Prerefunded @103, Series A, AMT, 8.5%, 12/1/2011	60,000	67,756
Auburn, AL, Industrial Development Revenue, Industrial Development Board, Series A, AMT:
8.25%, 12/1/2009	95,000	106,919
8.75%, 12/1/2015	25,000	28,327
		2,473,153
Alaska 0.5%
Alaska, Housing Finance Corp., 5.4%, 12/1/2013	2,185,000	2,235,670
Palmer, AK, Hospital & Health Care Revenue, Valley Hospital Association, 5.0%, 12/1/2008 (e)	2,250,000	2,390,153
		4,625,823
American Samoa 0.1%
Territory of American Samoa, GO, 6.0%, 9/1/2007 (e)	780,000	854,584
Arizona 3.6%
Arizona, Health Facilities, Authority Hospital System Revenue, Refunding, ETM, 6.25%, 9/1/2011 (e)	505,000	536,603
Casa Grande, AZ, Industrial Development Authority, Multi-Family Housing Revenue, Quail Gardens Apartments, Series A, 1.11%, 6/15/2031*	235,000	235,000
Maricopa County, AZ, Industrial Development Authority, Phoenix West Prison Project, Series B, 4.0%, 7/1/2004 (e) (d)	260,000	260,603
Maricopa County, AZ, Industrial Development Authority, Samaritan Health Services, ETM, 7.15%, 12/1/2004 (e)	1,115,000	1,153,423
Maricopa County, AZ, Industrial Development Authority, Single Family Mortgage Revenue, Series 2B, AMT, 1.0%, 3/1/2028	380,000	397,917
Mesa, AZ, Industrial Development Revenue, Industrial Development Authority, 7.25%, 10/15/2004	5,000,000	5,083,000
Phoenix, AZ, Multi-Family Housing Revenue, Industrial Development Authority, AMT, 5.625%, 7/1/2013 (e)	125,000	134,103
Pima County, AZ, Higher Education Revenue, Industrial Development Authority, Series A, 5.0%, 5/1/2013 (e)	2,745,000	2,829,271
Snowflake, AZ, Sales & Special Tax Revenue, 4.0%, 7/1/2013	655,000	628,440
Tucson, AZ, Multi-Family Housing Revenue, Industrial Development Authority, Series A, 1.08%, 1/15/2032*	18,185,000	18,185,000
University of Arizona, University Revenues System, 5.9%, 6/1/2006	1,000,000	1,024,040
		30,467,400
Arkansas 1.7%
Arkansas, Development Finance Authority, Single Family Mortgage Revenue, Series A, 8.0%, 8/15/2011	160,000	161,542
Chicot County, AR, Sales & Special Tax Revenue, Sales & Use Tax, 4.15%, 7/1/2026 (e)	750,000	680,070
Little Rock, AR, Residental Housing & Public Facility Board, Series B, Zero Coupon, 7/15/2011	150,000	91,412
Malvern, AR, Sales & Special Tax Revenue:
2.375%, 9/1/2014 (e)	220,000	219,921
3.375%, 9/1/2013 (e)	150,000	150,201
3.625%, 9/1/2012 (e)	250,000	250,115
Rogers, AR, Sales & Special Tax Revenue, Series A, 4.125%, 9/1/2023 (e)	13,360,000	13,168,818
Springdale, AR, Residential Housing & Healthcare Facility Board, Series A, 7.65%, 9/1/2011	49,651	53,858
		14,775,937
California 9.7%
Abag, CA, Finance Authority for Nonprofit Corp., Amber Court Associates, 1.07%, 12/15/2032*	5,500,000	5,500,000
Abag, CA, Finance Authority for Nonprofit Corporations, American Baptist Homes, Series A, 5.5%, 10/1/2007	190,000	196,025
Allan Hancock, CA, Community College, Certificates of Participation, Series A, 7.875%, 10/1/2005	405,000	431,629
Arlington Community, CA, Community Hospital Revenue, 8.0%, 6/1/2004	30,000	30,175
California, Affordable Housing, Multi-Family Revenue, Westridge Hilltop, Series A, 1.07%, 9/15/2033*	1,550,000	1,550,000
California, Higher Education Revenue, Pblic Works Board High Technology, Series A, 7.75%, 8/1/2006	60,000	63,867
California, Hospital & Healthcare Revenue, Abag Finance for Nonprofit Corporations, 5.125%, 7/1/2013	3,500,000	3,508,925
California, Housing Finance Agency, Series M, AMT, 4.85%, 8/1/2027 (e)	190,000	191,161
California, Single Family Housing Revenue, Series N, AMT, 5.15%, 8/1/2018 (e)	935,000	965,331
California, Single Family Housing Revenue, Housing Finance Agency, Series R, AMT, 4.4%, 8/1/2024 (e)	440,000	442,349
California, Single Family Housing Revenue, Mortgage Finance Authority:
Series C, 6.75%, 3/1/2024 (d)	24,220	25,262
AMT, 6.75%, 3/1/2029	695,000	701,943
Series B, AMT, 7.75%, 9/1/2026	72,000	73,428
California, State GO:
4.0%, 12/1/2004	2,000,000	2,029,080
4.25%, 11/1/2006	250,000	260,693
4.4%, 9/1/2004	500,000	504,855
4.55%, 12/1/2006	200,000	209,668
5.0%, 3/1/2005	4,495,000	4,624,366
5.0%, 12/1/2005	3,840,000	4,017,447
5.0%, 6/1/2006	1,500,000	1,579,485
5.0%, 2/1/2008	600,000	640,134
5.25%, 10/1/2004	700,000	710,955
5.25%, 10/1/2005	2,400,000	2,509,608
5.25%, 3/1/2007	575,000	613,841
5.5%, 9/1/2005	1,000,000	1,047,310
5.5%, 10/1/2005	300,000	314,748
6.0%, 10/1/2006	100,000	108,263
6.2%, 9/1/2005	775,000	818,702
6.25%, 9/1/2004	500,000	507,920
6.25%, 6/1/2006	415,000	447,399
6.3%, 9/1/2006	100,000	108,688
6.3%, 10/1/2006	620,000	675,391
6.5%, 9/1/2006	200,000	218,240
6.5%, 2/1/2007	500,000	549,160
6.75%, 6/1/2006	2,000,000	2,175,940
6.75%, 4/1/2007	500,000	555,130
7.0%, 6/1/2005	1,400,000	1,479,464
7.0%, 4/1/2006	335,000	363,796
7.0%, 10/1/2006	1,325,000	1,464,430
7.0%, 2/1/2009	500,000	576,120
7.1%, 6/1/2005	1,000,000	1,057,840
7.2%, 4/1/2005	500,000	525,635
California, State REV Lease, Public Works Board, Department of Corrections: Series D, 4.0%, 12/1/2006	1,975,000	2,044,994
Series A, 5.25%, 1/1/2007	3,000,000	3,204,720
California, State REV Lease, Statewide Communities Development Corp., 5.0%, 10/1/2005	180,000	183,996
California, Water & Sewer Revenue, Water Department, Series L, 5.25%, 12/1/2005	100,000	102,560
California, Water Resource Development, Series Q, 5.1%, 3/1/2008	170,000	170,430
California Statewide, Communities Development Authority, Multi-Family Housing Revenue:
4.5%, 1/1/2006 (e) (d)	185,000	186,524
AMT, 4.7%, 10/15/2012	1,185,000	1,247,402
California Statewide, Communities Development Authority, Multi-Family Housing Revenue, Citrus Gardens Apartments Project, 4.25%, 7/1/2012	620,000	623,162
California Statewide, Communities Development Authority, Multi-Family Housing Revenue, Kaiser Permanente, Series G, 2.3%, 4/1/2034	4,000,000	3,921,960
Carlsbad, CA, Multi-Family Housing Revenue, Series A, AMT, 3.7%, 2/1/2013 (f)	640,000	633,574
Delta County, CA, California Home Mortgage Finance, Pacific Mortgage Backed Securities, Series A, AMT, 6.7%, 6/1/2024 (e)	120,000	122,726
Foster City, CA, Public Housing Revenue, Community Development Agency Tax Allocation, 6.75%, 9/1/2020	1,305,000	1,399,613
Hayward, CA, Multi-Family Housing Revenue, Bay Apartment Communities, Series A, 1.07%, 6/15/2025*	2,600,000	2,600,000
Los Angeles, CA, Public Facilities Corp., ETM, 5.4%, 8/1/2007	100,000	105,515
Los Angeles, CA, Harbor Department Revenue, AMT, Series B, 5.25%, 11/1/2011	7,095,000	7,431,090
Los Angeles, CA, Multi-Family Housing Revenue, AMT, 4.35%, 11/20/2012	720,000	729,439
Orange County, CA, Multi-Family Housing Revenue, Apartment Development, 1.08%, 11/1/2008*	2,400,000	2,400,000
Placer County, CA, Water Agency, Middle Fork Project, 3.75%, 7/1/2012	280,000	278,606
Rohnert Park, CA, Multi-Family Housing Revenue, 1.07%, 6/15/2025*	2,600,000	2,600,000
San Diego, CA, Housing Authority Multi-Family Housing Revenue, Hollywood Palms Apartments, Series C, AMT, 5.1%, 11/1/2013	1,225,000	1,273,988
San Diego, CA, Sales & Special Tax Revenue, Regional Transmission Community Sales, Series A, ETM, 6.0%, 4/1/2008	1,280,000	1,398,054
San Joaquin County, CA, Certificate of Participation, General Hospital Project, 5.25%, 9/1/2014 (e)	2,475,000	2,614,343
Simi Valley, California, Multi-Family Housing Revenue, Meadowood Village Apartments, Mandatory Put @ 100, 5.4%, 2/1/2026 (b)	700,000	737,695
Southern CA, Electric Revenue, Public Power Authority, 7.0%, 7/1/2009	300,000	306,000
Taft, CA, Core City GO Lease, Public Funding Authority, Series A, 5.95%, 1/1/2011	1,750,000	1,893,343
		82,584,137
Colorado 3.9%
Adams County, CO, Multi-Family Housing Revenue, Series A, 1.1%, 1/15/2014*	6,250,000	6,250,000
Arvada, CO, Insutrial Development Authority, Wanco, Inc. Project:
AMT, 5.6%, 12/1/2012 (f)	245,000	250,890
AMT, 5.8%, 12/1/2017 (f)	355,000	361,173
Aurora CO, Industrial Development Revenue, Series A, 5.375%, 12/1/2011	365,000	367,971
Aurora, CO, Single Family Mortgage Revenue, Series A, 7.3%, 5/1/2010 (f)	35,000	35,779
Central Platte Valley, CO, Core City GO, Metropolitan District, Series A, Mandatory Put @ 100, 5.0%, 12/1/2031 (b) (f)	1,750,000	1,839,985
Colorado, Health Facilities Authority Revenue, Vail Valley Medical Center, 6.6%, 1/15/2020	400,000	409,348
Colorado, Housing & Finance Authority, Multi-Family Housing Program:
1.08%, 2/15/2028*	1,515,000	1,515,000
Series C, AMT, 3.95%, 10/1/2008	800,000	823,632
Colorado, Housing & Finance Authority, Single Family Housing Program, 4.625%, 11/1/2005	5,000	5,059
Colorado, Housing & Finance Authority, Single Family Housing Revenue, Series B, 4.875%, 4/1/2007	70,000	70,155
Colorado, Housing Finance Authority, Single Family Program, Series B-2, 6.4%, 11/1/2024	240,000	242,846
Colorado, Single Family Housing Revenue, Housing & Finance Authority, Series A-2, AMT, 7.25%, 5/1/2027	485,000	490,238
Colorado, Single Family Housing Revenue, Housing & Finance Authority, AMT:
5.0%, 5/1/2032 (e)	3,000,000	3,148,530
5.2%, 12/1/2005	725,000	758,408
Colorado, Sports, Expo & Entertainment Revenue:
Series A, 5.625%, 12/15/2016 (e)	500,000	529,925
Series B, 5.625%, 12/15/2016 (e)	1,250,000	1,324,813
Colorado, Superior Metropolitan District No. 1, Water and Sewer Revenue, Series B, 5.45%, 12/1/2020 (f)	250,000	254,988
Colorado, Transportation/Tolls Revenue, Public Highway Authority, Series C, 4.9%, 9/1/2010 (e)	4,500,000	4,798,845
Denver, CO, City and County, Medical Facilities Revenue, 5.0%, 8/1/2007	3,525,000	3,811,159
Denver, CO, City and County, Single Family Mortgage Revenue, AMT, Zero Coupon, 8/1/2029	15,125,000	3,398,890
Dove Valley, CO, County GO, Metropolitan District, Mandatory Put @ 100, 2.875%, 5/1/2020 (b) (f)	205,000	206,425
El Paso County, CO, Public Housing Revenue, Series A, AMT, 4.1%, 12/20/2012	600,000	613,572
Pueblo County, CO, Certificates of Participation, 6.25%, 12/1/2010	1,460,000	1,583,764
		33,091,395
Connecticut 3.8%
Connecticut, Health & Educational Facilities, Lutheran General Health Care System, ETM, 7.25%, 7/1/2004	20,000	20,098
Connecticut, Sales & Special Tax Revenue:
Series B, 5.0%, 12/1/2007 (e)	9,990,000	10,867,522
Series B, 5.5%, 10/1/2013 (e)	5,160,000	5,639,983
Mashantucket, CT, Sports, Expo & Entertainment Revenue, Western Pequot Tribe, Series A, 144A, 6.4%, 9/1/2011	9,085,000	10,200,820
Stamford, CT, Multi-Family Housing Revenue, Housing Authority, AMT, 4.75%, 12/1/2028	5,125,000	5,365,362
		32,093,785
Delaware 0.6%
Delaware, Economic Development Authority Revenue, Delmarva Power & Light Co., Mandatory Put @ 100, AMT, 5.65%, 7/1/2028 (b)	825,000	864,468
Delaware, Economic Development Authority Revenue, Osteopathic Hospital Association of Delaware, Prerefunded @ 102, 9.5%, 1/1/2022	2,155,000	2,227,947
Delaware, Health Facilities Authority, Series B, Prerefunded @ 101, 6.5%, 10/1/2013 (e)	1,875,000	2,065,294
Delaware, Single Family Housing Revenue, Housing Authority, Series A, AMT, 5.3%, 1/1/2026 (e)	235,000	239,030
		5,396,739
District of Columbia 1.3%
District of Columbia, Higher Education Revenue, 5.75%, 10/1/2016 (e)	5,985,000	6,473,017
District of Columbia, Housing Finance Agency, Multi-Family Housing Revenue, Rockburne Estates, AMT, 5.2%, 2/20/2009	280,000	295,184
District of Columbia, Housing Finance Agency, Multi-Family Housing Revenue, Stanton Glenn Apartments, AMT, 5.6%, 11/1/2010	1,070,000	1,155,258
District of Columbia, Sales & Special Tax Revenue, Convention Center Authority, 5.25%, 10/1/2014 (e)	2,500,000	2,663,075
		10,586,534
Florida 4.0%
Brevard County, FL, Health Facility Revenue Authority, Courtenay Springs Village, ETM, 7.375%, 11/15/2004	190,000	195,924
Brevard County, FL, Housing Finance Authority, Homeowner Mortgage Revenue, Series B, 6.5%, 9/1/2022	357,000	374,265
Brevard County, FL, Multi-Family Housing Revenue, Series A, Mandatory Put @ 100, 6.9%, 2/1/2027 (b)	2,540,000	2,724,531
Broward County, FL, Water & Sewer Utility Revenue, Prerefunded @ 100, 6.875%, 9/1/2008	165,000	178,520
Dade County, FL, Housing Finance Authority, Single Family Mortgage Revenue, Series B-1, AMT, 6.1%, 4/1/2027	98,293	103,260
Dade County, FL, Port Authority Revenue, Series C, Prerefunded @ 100, 5.5%, 10/1/2007	305,000	316,907
Daytona Beach, FL, Water & Sewer Revenue, Series 1978, ETM, 6.75%, 11/15/2007	140,000	158,267
Florida, Board of Education, Lottery Revenue, Series A, 5.0%, 7/1/2007 (e)	7,235,000	7,821,686
Florida, Board of Public Education:
Series C, ETM, 6.0%, 5/1/2004	1,000,000	1,000,140
ETM, 6.2%, 5/1/2006	500,000	511,595
Florida, Housing Finance Agency, Multi-Family Housing Revenue, 5.5%, 11/1/2005 (f)	160,000	160,006
Florida, Housing Finance Agency, Single Family Mortgage, AMT:
Series A, 6.55%, 7/1/2014	400,000	405,036
Series B, 6.55%, 7/1/2017	280,000	286,138
Florida, Multi-Family Housing Revenue, Housing Finance Corp., Series I-A, 1.08%, 7/1/2031*	2,000,000	2,000,000
Jacksonville, FL, Electric Revenue, Electric Authority, Series 3-B, 4.2%, 10/1/2009	6,000,000	6,004,440
North Miami, FL, Water & Sewer Revenue, 5.3%, 8/1/2005	750,000	763,837
Orange County, FL, Housing Finance Authority, Multi-Family Revenue, Sun Lake Apartments Project, Series B, Mandatory Put @ 100, 5.375%, 11/1/2025 (b)	310,000	314,024
Pinellas County, FL, Single Family Housing Revenue, Housing Authority, 4.6%, 12/1/2010 (e)	7,580,000	8,000,690
Tampa, FL, ETM, 5.75%, 12/1/2007 (e)	2,750,000	2,940,740
Tampa, FL, Water & Sewer, ETM, Zero Coupon, 10/1/2005	135,000	131,848
		34,391,854
Georgia 6.8%
Atlanta, GA, Urban Residential Finance Authority, Multi-Family Revenue, Mandatory Put @ 100, 4.0%, 10/1/2025 (b) (f)	15,160,000	15,432,425
Atlanta, GA, Urban Residential Finance Authority, Multi-Family Revenue, Shamrock Gardens Apartments Project, AMT, 5.1%, 10/1/2014	365,000	380,129
Augusta-Richmond County, GA, Coliseum Revenue Authority, ETM, 6.3%, 2/1/2010	240,000	266,095
Canton, GA, Multi-Family Housing Authority, Canterbury Ridge Apartments Project, AMT, 4.9%, 3/1/2008	315,000	333,976
Chatham County, GA, Hospital & Healthcare Revenue, 5.25%, 1/1/2016 (e)	250,000	261,310
Clayton County, GA, Multi-Family Housing Revenue, 1.08%, 7/1/2032*	5,900,000	5,900,000
Cobb County, GA, Housing Authority, Multi-Family Housing Revenue, Oakley Run Apartments Project, Mandatory Put @ 100, 4.75%, 3/1/2032 (b)	2,925,000	2,951,881
Conyers, GA, Multi-Family Housing Revenue, 5.6%, 10/1/2039	2,165,000	2,155,907
Conyers, GA, Multi-Family Housing Revenue, Housing Authority, Series I-A, 5.95%, 10/1/2039	1,000,000	1,011,970
De Kalb County, GA, Industrial Development Authority, 4.55%, 12/1/2028	250,000	262,248
Decatur, GA, Industrial Development Revenue, Downtown Development Authority, 5.15%, 11/1/2008	2,175,000	2,199,034
Douglas County, GA, Housing Authority Multi-Family Housing Revenue, Millwood Park Apartments, AMT, 5.1%, 1/1/2009	295,000	309,198
Fulton County, GA, Housing Authority, Single Family Mortgage, Series A, AMT, 6.2%, 3/1/2013	10,000	9,873
Fulton County, GA, Multi-Family Housing Revenue, Multifamily Housing, Series B, 1.08%, 10/1/2025*	140,000	140,000
Marietta, GA, Housing Authority Multi-Family Housing Revenue, Ridge Point Apartments Project, Series A, Mandatory Put @ 100, 5.7%, 6/1/2025 (b)	2,630,000	2,665,373
Marietta, GA, Housing Authority Multi-Family Housing Revenue, Wood Knoll, Gables Realty LP, Mandatory Put @ 100, 4.75%, 7/1/2024 (b)	4,275,000	4,289,920
Roswell, GA, Multi-Family Housing Revenue, Multi-Family Housing Authority, 1.08%, 11/15/2032*	19,080,000	19,080,000
		57,649,339
Idaho 0.9%
Bingham County, ID, Industrial Development Revenue, Industrial Development Corporation Idaho Supreme Potatoes, Inc., AMT:
5.05%, 11/1/2004 (f)	260,000	264,163
5.15%, 11/1/2005 (f)	265,000	268,882
5.2%, 11/1/2006 (f)	290,000	293,674
5.3%, 11/1/2007 (f)	305,000	308,178
5.4%, 11/1/2008 (f)	325,000	327,974
5.5%, 11/1/2009 (f)	355,000	357,730
5.6%, 11/1/2010 (f)	80,000	80,529
5.7%, 11/1/2011 (f)	85,000	85,488
5.8%, 11/1/2012 (f)	90,000	90,465
Idaho, Housing Agency, Single Family Mortgage, Class III, AMT:
5.1%, 7/1/2023	300,000	298,962
5.15%, 7/1/2023	1,000,000	1,015,790
5.4%, 7/1/2021	190,000	195,881
5.4%, 7/1/2021	225,000	232,249
5.95%, 7/1/2019	1,100,000	1,172,138
Idaho, Housing Agency, Single Family Mortgage, AMT:
Series B-2, 5.6%, 7/1/2021	140,000	145,836
Series G-2, 5.75%, 1/1/2014	75,000	79,297
Series G-2, 5.8%, 7/1/2020	430,000	449,797
Series F, 5.85%, 7/1/2020	250,000	257,957
Series E, 5.95%, 7/1/2020	260,000	265,156
Series B-2, 6.5%, 7/1/2025	45,000	45,263
Idaho, Housing Agency, Single Family Mortgage, Class I, AMT:
5.35%, 7/1/2021	135,000	139,119
5.45%, 7/1/2021	170,000	174,799
Idaho, Housing Agency, Single Family Mortgage, Class III, AMT, Sub Series H-2:
5.1%, 7/1/2020	335,000	339,851
5.85%, 1/1/2014	395,000	402,094
Idaho Falls, ID, Electric Revenue, Electric, ETM, 10.25%, 4/1/2006	135,000	150,845
		7,442,117
Illinois 5.3%
Chicago, IL, Core City GO, Tax Increment, Series A, 6.25%, 11/15/2013 (e)	500,000	550,990
Chicago, IL, Multi-Family Housing Revenue, AMT, 4.95%, 6/1/2005	140,000	143,935
Chicago, IL, Single Family Mortgage Revenue:
1.0%, 4/1/2027	225,000	232,409
3.5%, 4/1/2026*	1,570,000	1,642,346
6.3%, 9/1/2029*	925,000	941,280
Chicago, IL, Transportation/Tolls Revenue, Skyway Toll Bridge, 5.375%, 1/1/2016 (e)	3,320,000	3,553,230
East St. Louis, IL, Multi-Family Housing Revenue, Series A, 5.875%, 1/1/2006 (e)	30,000	30,696
Elgin, IL, Core City GO, 6.0%, 1/1/2013	1,000,000	1,127,500
Huntley, IL, Project Revenue, Installment Contract, 5.85%, 12/1/2015	1,570,000	1,694,957
Huntley, IL, Sales & Special Tax Revenue:
Series A, 6.45%, 3/1/2028	6,053,000	6,211,770
7.75%, 3/1/2028	5,528,000	5,881,903
7.75%, 3/1/2029	5,025,000	5,385,493
Illinois, Development Finance Authority, Gas Supply Revenue, Peoples Gas Ltd., Series B, 3.05%, 2/1/2033 (e)	600,000	605,184
Illinois, Development Finance Authority, Midwestern University, Series B, 4.625%, 5/15/2006	540,000	560,779
Illinois, Health Facilities Authority Revenue:
5.25%, 11/15/2013 (e)	1,000,000	1,057,240
Series A, 7.6%, 8/15/2010 (e)	415,000	428,820
Illinois, Health Facilities Authority Revenue, Midwest Physiciam Group Ltd. Project, ETM, 7.5%, 11/15/2004	25,000	25,796
Illinois, Health Facilities Authority, Midwest Group Ltd., 5.375%, 11/15/2008	2,015,000	2,177,167
Illinois, Health Facilities Revenue Authority, Community Hospital of Ottawa Project, 6.75%, 8/15/2014	300,000	310,548
Illinois, Health Facilities Revenue Authority, Ravenswood Hospital Medical Center Project, ETM, 7.25%, 8/1/2006	90,000	95,907
Illinois, Industrial Development Finance Authority, Rayner & Rinn-Scott Project, AMT:
5.7%, 6/1/2004 (f)	170,000	170,517
6.35%, 6/1/2015 (f)	195,000	207,521
Illinois, Onterie Center Housing Finance Corp., Onterie Center Project:
7.0%, 7/1/2012 (e)	2,670,000	2,714,722
7.05%, 7/1/2027 (e)	1,000,000	1,025,250
Illinois, State GO, Series B, 5.0%, 3/1/2006	3,500,000	3,691,800
Illinois, Tolls Highway Authority, Prerefunded @ 100, 6.75%, 1/1/2010	257,000	276,658
McCook, IL, Hospital & Healthcare Revenue, Mandatory Put @ 100, 5.1%, 12/1/2014 (b) (f)	780,000	781,958
Normal, IL, Multi-Family Housing Revenue, Multifamily, 3.75%, 12/1/2013	1,775,000	1,756,984
Northern IL, University, ETM, 7.125%, 4/1/2005	70,000	73,320
Urbana, IL, Residental Mortgage Revenue, ETM, 7.3%, 9/1/2006	1,540,000	1,619,941
		44,976,621
Indiana 2.6%
Fort Wayne, IN, Hospital Revenue Authority, Parkview Memorial Hospital, ETM, 6.5%, 1/1/2005	170,000	175,207
Gary, IN, Special Tax:
3.25%, 2/1/2009 (e)	1,000,000	994,130
4.0%, 2/1/2008 (e)	740,000	765,338
Indiana, Bond Bank Revenue, State Revolving Fund Program, 6.0%, 2/1/2016	1,650,000	1,683,677
Indiana, Health Facilities Funding Authority, Series A, ETM, 5.75%, 9/1/2015	2,930,000	2,951,418
Indiana, Toll Finance Authority, Toll Road Revenue, 5.0%, 7/1/2014	1,000,000	1,000,510
Indiana, Transportation Finance Authority, Airport Facilities Lease Revenue, Series A, 6.5%, 11/1/2007	960,000	972,854
Indianapolis, IN, Industrial Economic Development Authority, 5.4%, 12/1/2004	145,000	146,405
Indianapolis, IN, Industrial Economic Development Authority, Knob in the Woods Project, Mandatory Put @ 100, AMT, 6.375%, 12/1/2024 (b)	2,710,000	2,766,016
Indianapolis, IN, Local Public Improvement, ETM, 7.9%, 2/1/2007	305,000	324,858
Jasper, IN, Hospital & Healthcare Revenue, Hospital Authority Facility, 3.4%, 11/1/2007 (e)	1,470,000	1,500,664
Lawrence, IN, Multi-Family Housing Revenue, Series A, 3.0%, 7/1/2004	1,425,000	1,425,955
Lawrence, IN, Multi-Family Housing Revenue, Pinnacle Apartments Project, Mandatory Put @ 100, AMT, 5.15%, 6/1/2024 (b)	2,965,000	3,098,988
Michigan City, IN, Area Schools Participation Certificates, 5.8%, 6/15/2004 (e)	560,000	563,142
Northwest Allen, IN, Building Corp., First Mortgage, 5.5%, 6/1/2015 (e)	1,730,000	1,823,506
Porter County, IN, Hospital & Healthcare Revenue, Porter Memorial Hospital, 5.4%, 6/1/2007 (e)	1,060,000	1,084,232
Tipton, IN, School District GO, School Building Corp., 5.55%, 7/15/2012 (e)	335,000	371,847
Wells County, IN, Hosptial Authority Revenue, ETM, 7.25%, 4/1/2009	200,000	220,764
		21,869,511
Kansas 1.5%
Kansas, Development Finance Authority, Multi-Family Housing, Four Seasons Apartment Project:
AMT, 5.3%, 10/1/2007 (f)	125,000	128,475
Mandatory Put @ 100, AMT, 5.6%, 10/1/2019 (b) (f)	780,000	796,747
Kansas City, KS, Hospital Revenue, ETM, 7.5%, 6/1/2004	65,000	65,352
Kansas City, KS, Multi-Family, Rainbow Heights Apartments, 1.0%, 12/1/2007	1,070,000	1,093,208
Lenexa, KS, Multi-Family Housing Revenue, Series A, 1.08%, 2/1/2023*	8,155,000	8,155,000
Prairie Village, KS, Multi-Family Housing Revenue, Series PJ, 1.08%, 11/1/2030*	300,000	300,000
Shawnee, KS, Multi-Family Housing Revenue, Prairie Lakes Apartments, AMT, 4.35%, 2/1/2013	1,270,000	1,287,386
Wellington, KS, Water & Sewer Revenue, Electric Waterworks and Sewer, Utility System, 7.05%, 5/1/2006 (e)	535,000	564,896
Wichita, KS, Hospital Revenue, ETM:
6.0%, 7/1/2004	105,000	105,849
7.0%, 3/1/2006	215,000	227,593
		12,724,506
Kentucky 0.1%
Kentucky, Multi-Family Housing Revenue, Section Eight Assisted Programs, 5.4%, 1/1/2009 (e)	40,000	40,062
Kentucky, Rural Economic Development Authority, Whiting Manufacturing Project Co., Optional Put @ 100, AMT, 5.5%, 12/1/2014* (c) (f)	755,000	756,940
Kentucky, Turnpike Authority, Prerefunded, 5.5%, 7/1/2007	80,000	85,091
Louisville, KY, Multi-Family Housing Revenue, 5.15%, 7/1/2009	65,000	68,490
		950,583
Louisiana 1.1%
Jefferson, LA, Hospital & Healthcare Revenue, Hospital Service, Subject to Crossover, Refunding @ 100, 5.25%, 12/1/2015 (e)	1,000,000	1,048,160
Louisiana, Health Education Authority, Alton Ochsner Medical Foundation, Issue-A, ETM, 8.75%, 5/1/2005	120,000	124,168
Louisiana, State Health Education Authority, Lease Rent Revenue, Tulane University Medical Center, ETM, 7.875%, 7/1/2009	270,000	304,986
Louisiana, State Revenue Lease, Military Department, 4.6%, 5/1/2023	3,950,000	3,817,675
Louisiana, State Revenue Lease, Transportation Authority, 6.125%, 5/1/2010 (e)	2,736,428	2,868,652
Orleans, LA, Water & Sewer Revenue, Levee District, 5.95%, 11/1/2015 (e)	710,000	773,105
		8,936,746
Maine 1.0%
Bucksport, ME, Solid Waste Disposal Revenue, Champ International Corp. Project, 6.25%, 5/1/2010	440,000	440,062
Maine, Finance Revenue Authority, Electronic Rate Stabilization, AMT, 5.2%, 7/1/2018 (e)	955,000	981,215
Maine, Hospital & Healthcare Revenue, ETM, 6.625%, 9/1/2005	15,000	15,235
Maine, Municipal Board Bank:
Series E, 5.7%, 11/1/2016 (e)	3,135,000	3,478,094
Series B, 5.85%, 11/1/2013 (e)	3,125,000	3,478,375
		8,392,981
Maryland 0.3%
Prince Georges County, MD, Multi-Family Housing Revenue, Housing Authority, Series A, 5.4%, 3/20/2005	110,000	112,511
Prince Georges County, MD, Public Housing Revenue, Medical Housing Authority, Series A, AMT:
3.5%, 12/1/2034	460,000	480,369
3.9%, 8/20/2012	515,000	518,904
Prince Georges County, MD, Single Family Housing Revenue, AMT, 7.4%, 8/1/2032	1,295,000	1,318,180
		2,429,964
Massachusetts 1.1%
Dartmouth, MA, Housing Development Corp., CrossRoads Apartments, Series A, 4.85%, 7/1/2009 (e)	355,000	355,930
Massachusetts, Airport Revenue, Port Authority, Series B, 5.25%, 7/1/2014 (e)	1,385,000	1,433,461
Massachusetts, Consolidation Loan, Series B, 5.75%, 6/1/2015 (e)	3,750,000	4,081,537
Massachusetts, Development Finance Agency, Curry College, Series A, 4.6%, 3/1/2009 (e)	100,000	104,204
Massachusetts, Development Finance Agency, Northern Berkshire Community College, Series A:
5.75%, 8/15/2008 (e)	400,000	437,820
5.75%, 8/15/2009 (e)	400,000	438,776
5.75%, 8/1/2010 (e)	450,000	491,022
Massachusetts, Health and Educational Facilities Authority Revenue, Series C, 7.375%, 7/1/2008 (e)	60,000	60,272
Massachusetts, Higher Education Revenue, Curry College, Series A, 3.875%, 3/1/2015 (e)	705,000	653,006
Massachusetts, Hospital & Healthcare Revenue, Health & Educational Facilities Authority, Series A, 5.625%, 7/1/2014 (e)	250,000	256,538
Massachusetts, Industrial Finance Agency, AMes Safety Envelope Co., AMT, 5.91%, 9/1/2005* (f)	55,000	57,147
Massachusetts, Industrial Finance Agency, Nashoba Brooks School Project, Prerefunded @ 102, 8.0%, 9/1/2020	390,857	406,499
Massachusetts, Single Family Housing Revenue, AMT, 6.25%, 12/1/2028	385,000	394,386
		9,170,598
Michigan 1.4%
Detroit, MI, State GO, Series B, 6.375%, 4/1/2007	1,000,000	1,041,290
Detroit, MI, Water Supply, ETM, 8.875%, 1/1/2005	455,000	475,958
Detroit, MI, Water Supply System, ETM, 6.25%, 7/1/2012 (e)	185,000	186,476
Michigan, Higher Education Revenue, Higher Education Student Loan Authority, Series XVII-I, AMT, 2.95%, 3/1/2008 (e)	1,000,000	992,590
Michigan, Hospital & Healthcare Revenue, Hospital Financial Authority, Series B, Mandatory Put @ 100, 5.05%, 11/15/2033 (b)	500,000	509,335
Michigan, Hospital Finance Authority Revenue, St. Joseph Mercy Hospital Project, ETM, 7.0%, 7/1/2005	195,000	201,643
Michigan, Housing Development Authority, Multi-Family Revenue, 5.2%, 8/20/2005 (d)	22,000	22,372
Michigan, Milti-Family Housing Revenue, Housing Development Authority, 1.08%, 8/15/2032*	4,155,000	4,155,000
Michigan, Strategic Fund Limited, Obligation Revenue, Ford Motor Co., 7.1%, 2/1/2006	125,000	134,434
Michigan, Strategic Fund Limited, Obligation Revenue, Friendship Associates, Series A, 3.8%, 6/20/2005	310,000	312,288
Michigan, Strategic Fund Limited, Obligation Revenue, United Jewish Project, 5.75%, 1/1/2012 (f)	1,600,000	1,587,152
University of Michigan, Univeristy Revenue, 5.0%, 4/1/2006	2,250,000	2,379,938
		11,998,476
Minnesota 1.3%
Cambridge, MN, Mortgage Revenue, Health Care Center, Series A, 5.4%, 11/20/2005	95,000	97,501
Coon Rapids, MN, Multi-Family Housing Revenue, Brown Meadow Manor, Series A, 3.875%, 7/1/2014	880,000	852,940
Minnesota, Higher Education Facilities Authority Revenue, Carleton College, 5.625%, 3/1/2007	145,000	146,908
Minnesota, Single Family Housing Revenue, Housing Finace Agency, 5.2%, 1/1/2017	2,410,000	2,505,870
Minnesota, State GO, 5.0%, 11/1/2007	5,000,000	5,438,800
Monticello, MN, School District #882, 5.4%, 2/1/2015 (e)	1,500,000	1,571,970
St. Paul, MN, Port Authority, Hospital Revenue, ETM, 7.75%, 7/1/2004	125,000	126,376
		10,740,365
Mississippi 1.3%
Corinth & Alcorn County, MS, Magnolia Regional Heatlh Center, Series A, 5.0%, 10/1/2008	1,725,000	1,816,822
Mississippi, Business Finance Corp., Landau Uniforms Project, AMT:
5.8%, 9/1/2004 (f)	260,000	262,992
5.9%, 9/1/2005 (f)	265,000	267,886
Mississippi, Business Finance Corp., Wesley Manor Retirement Community, 6.4%, 11/20/2007 (d)	15,000	15,946
Mississippi, Single Family Housing Revenue, AMT, 6.3%, 6/1/2031	1,165,000	1,203,969
Mississippi, State GO, 5.25%, 9/1/2007	6,430,000	7,011,786
		10,579,401
Missouri 3.7%
Brentwood, MO, Tax Increment Revenue, 4.7%, 4/1/2019 (e)	450,000	447,305
Des Peres, MO, Sales & Special Tax Revenue, Tax Increment, Series B, 4.4%, 4/15/2014	1,345,000	1,279,229
Jackson County, MO, Hospital & Healthcare Revenue, St. Joseph Hospital, ETM, 7.5%, 6/1/2010	1,495,000	1,692,116
Kansas City, MO, Core City GO, Streetlight Project, Series A, 5.75%, 2/1/2012	100,000	111,567
Kansas City, MO, Industrial Development Authority, Multi-Family Housing Revenue, 1.08%, 11/1/2030*	15,900,000	15,900,000
Kansas City, MO, Industrial Development Authority, Multi-Family Housing Revenue, Coach House North Apartments, 1.08%, 11/1/2030*	4,250,000	4,250,000
Kansas City, MO, Industrial Development Authority, Multi-Family Housing, Jazz Hill Homes Project, Series B, AMT, 4.75%, 1/1/2005	2,000,000	1,992,840
Missouri, Development Finance Board, Greater St. Louis Project, 4.9%, 9/1/2010 (f)	685,000	718,373
Missouri, Hospital & Healthcare Revenue, Health & Educational Facilities Authority, Series B, 4.6%, 3/1/2007 (d) (e)	590,000	594,171
Missouri, Housing Development Community, Single Family Mortgage, Series C, 6.55%, 9/1/2028	285,000	294,567
Missouri, Housing Development Community, Single Family Mortgage, AMT:
6.625%, 12/1/2017	80,000	80,093
7.45%, 9/1/2031	455,000	466,621
Missouri, Single Family Housing Revenue, Housing Development, Series B-2, AMT, 5.75%, 3/1/2019	15,000	15,345
Missouri, Single Family Housing Revenue, Housing Development Community Mortgage Revenue:
Series C, AMT, 7.25%, 9/1/2026	540,000	542,495
Series A-2, 7.3%, 3/1/2028	970,000	980,350
St. Charles County, MO, Industrial Development Authority, Health Care Facilities Revenue, Garden View Care Center Project, AMT, 5.4%, 11/15/2016 (f)	1,480,000	1,525,347
St. Louis County, MO, Multi-Family Housing Revenue, Industrial Development Authority, 5.2%, 11/15/2029	400,000	403,872
St. Louis County, MO, Single Family Mortgage, 9.25%, 10/1/2016 (e)	40,000	40,397
		31,334,688
Montana 0.3%
Great Falls, MT, Multi-Family Housing Revenue, Mandatory Put @ 100, AMT, 4.9%, 1/1/2038 (b) (f)	1,975,000	2,058,207
Nebraska 0.8%
Clay County, NE, Industrial Development Revenue, Hybrids Cooperative Project, AMT:
4.75%, 3/15/2009 (f)	1,000,000	1,038,940
5.25%, 3/15/2014 (f)	1,610,000	1,632,685
Fillmore County, NE, Industrial Development Revenue, Omalley Grain Inc. Project, AMT:
4.3%, 12/1/2004 (f)	150,000	151,916
4.4%, 12/1/2005 (f)	170,000	175,177
4.5%, 12/1/2006 (f)	175,000	180,983
4.6%, 12/1/2007 (f)	185,000	190,378
4.7%, 12/1/2008 (f)	190,000	194,412
5.0%, 12/1/2010 (f)	45,000	45,764
5.0%, 12/1/2011 (f)	180,000	181,944
5.1%, 12/1/2012 (f)	135,000	136,162
5.2%, 12/1/2013 (f)	195,000	196,552
Nebhelp Inc., NE, Student Loan Program, AMT, 5.875%, 6/1/2014 (e)	1,525,000	1,525,137
Nebraska, Investment Finance Authority, Multi-Family Housing, Old Cheney Apartments, Series A, Mandatory Put @ 100, 5.5%, 12/1/2025 (b)	1,425,000	1,457,575
		7,107,625
Nevada 1.5%
Clark County, NV, Industrial Development Revenue, Nevada Power Company, 7.2%, 10/1/2022 (e)	6,630,000	6,898,515
Nevada, Housing Division, Multi Unit Housing Revenue:
Series C-2, AMT, 5.2%, 4/1/2030	705,000	719,974
Series B-1, 5.25%, 10/1/2017	1,450,000	1,492,427
Series A, AMT, 6.45%, 10/1/2004	35,000	35,600
Nevada, Housing Division, Single Family Mortgage, Series A, AMT, 5.15%, 10/1/2014	185,000	189,087
Nevada, Single Family Housing Revenue, Housing Division, Series A-2, AMT, 5.2%, 10/1/2018	1,175,000	1,203,541
Nevada, State GO, Series A, 5.6%, 7/15/2006	1,000,000	1,017,980
Washoe, NV, Housing Finance Corp., Multi-Family Revenue, Golden Apartments II, 6.875%, 7/1/2021 (e)	40,000	40,115
Washoe, NV, Public Safety Training, 4.875%, 9/1/2010 (e)	1,055,000	1,104,311
		12,701,550
New Hampshire 0.1%
New Hampshire, Higher Educational & Health Facilities Revenue Authority, Elliot Hospital Manchester, ETM, 6.7%, 10/1/2004	10,000	10,046
New Hampshire, Higher Educational & Health Facilities Revenue Authority, Kendal at Hanover Issue, 5.8%, 10/1/2012 (f)	1,000,000	1,003,110
New Hampshire, Housing Finance Authority, AMT, 6.125%, 1/1/2018 (f)	70,000	70,057
		1,083,213
New Jersey 0.5%
Gloucester County, NJ, Public Improvement Authority, Electric Mobility Project, AMT:
4.6%, 11/1/2004	105,000	106,655
4.7%, 11/1/2005	105,000	109,495
4.75%, 11/1/2006	110,000	116,720
4.8%, 11/1/2007	115,000	123,282
5.0%, 11/1/2008	125,000	134,436
5.0%, 11/1/2010	215,000	226,888
Keansburg, NJ, Elderly Housing Mortgage Revenue, HUD Section 8, 5.625%, 3/1/2011	350,000	357,357
Livingston, NJ, School District Revenue, Board of Education, 3.8%, 8/1/2014	1,339,259	1,321,286
New Jersey, Higher Education Revenue, Educational Facilities Authority, Series G, 4.875%, 7/1/2004	280,000	281,204
New Jersey, State GO, Educational Facilities Authority Revenue, Series B, 5.0%, 7/1/2008 (f)	1,060,000	1,116,636
New Jersey, State GO, Woodbridge Turnpike Fire District, 3.125%, 7/1/2005	145,000	147,092
		4,041,051
New Mexico 0.7%
Albuquerque, NM, Class B-2, CMO, Zero Coupon, 5/15/2011 (e)	446,000	253,975
New Mexico, Single Family Housing Revenue, Mortgage Finance Authority, AMT, 6.5%, 1/1/2018	620,300	637,234
New Mexico, Student Loans Revenue, Series IV-B, 7.45%, 3/1/2010	1,405,000	1,445,576
New Mexico, Student Loans Revenue, Educational Assistance, Series IV-A1, AMT, 6.7%, 3/1/2006	3,730,000	3,800,833
		6,137,618
New York 6.8%
Hempstead, NY, Higher Education Revenue, 4.2%, 2/1/2008	240,000	248,268
New York, Dormitory Authority Revenue, St. Luke's Roosevelt Hospital, Series A, 4.8%, 8/15/2005	45,000	45,414
New York, Port Authority Revenue, Port Authority Special Obligation Revenue, Series 6, AMT, 6.0%, 12/1/2006 (e)	740,000	805,927
New York, Series C, 5.375%, 10/1/2011 (e)	1,000,000	1,058,450
New York, Sports, Expo & Entertainment Revenue, Dorm Authority, Series C, Zero Coupon, 7/1/2004 (e)	280,000	279,342
New York, State Dormitory Authority Revenue, Mental Health Services, Series B, Prerefunded @ 102, 5.125%, 8/15/2021 (e)	2,120,000	2,283,155
New York, Thruway Authority General Revenue, Series A, 2.25%, 10/6/2005	10,000,000	10,100,900
New York, Tobacco Settlement Financing Corp.:
Series A-1, 5.0%, 6/1/2010	1,135,000	1,172,376
Series C-1, 5.25%, 6/1/2013	14,595,000	15,320,809
New York, Urban Development Corp. Revenue, Correctional Capital Facilities, Series 6, 5.625%, 1/1/2017	8,950,000	9,680,857
New York, NY, Higher Education Revenue, Dormitory Authority, Series A, 5.25%, 5/15/2013	585,000	628,302
New York, NY, Hospital & Healthcare Revenue, Dormitory Authority, 5.25%, 7/1/2012 (e)	3,000,000	3,195,480
New York, NY, Series 2002-B, 7.5%, 2/1/2006	290,000	291,285
New York, NY, Series C, ETM, 7.25%, 2/1/2006 (e)	1,000,000	1,117,840
New York, NY, Series I, Prerefunded @ 101, 5.875%, 3/15/2012	1,945,000	2,117,288
Port Authority New York & New Jersey, Series 98, AMT, 6.0%, 8/1/2010 (e)	8,850,000	9,189,840
		57,535,533
North Carolina 0.7%
Mecklenburg County, NC, Multi-Family Housing Revenue, 3.5%, 1/1/2012	540,000	525,080
North Carolina, General Obligation, Public Improvement, Series A, 5.0%, 3/1/2006	1,000,000	1,056,840
North Carolina, State GO, Public Improvements, Series A, 5.0%, 9/1/2007	4,000,000	4,340,760
		5,922,680
North Dakota 0.0%
Minot, ND, Health Care Facilities, ETM, 6.5%, 9/1/2007	125,000	134,360
Ohio 3.1%
Bowling Green, OH, Multi-Family Revenue, Village Apartments, 4.75%, 9/20/2011	300,000	315,828
Cuyahoga County, OH, Gateway Economic Development Corp., Greater Cleveland Ohio Stadium Revenue, AMT, 6.5%, 9/15/2014	135,000	139,199
Cuyahoga County, OH, Industrial Development Revenue, Chippewa, 6.6%, 8/1/2015	250,000	256,637
Cuyahoga County, OH, Multi-Family Housing Revenue, Series A, AMT, 3.6%, 10/20/2013	2,105,000	2,025,936
Dayton, OH, Hospital Revenue, Good Samaritan, ETM, 6.0%, 12/1/2005	260,000	268,466
Franklin County, OH, Multi-Family Revenue, Lincoln Park Project, AMT, 5.65%, 4/20/2013	325,000	346,320
Greene County, OH, Higher Education Revenue, Ohio University, Series B, 5.0%, 9/1/2004 (d) (e)	95,000	95,333
Hancock County, OH, Multi-Family Revenue, Crystal Glen Apartments, Series C, AMT, 5.05%, 1/1/2010 (f)	915,000	939,266
Lima, OH, Hospital & Healthcare Revenue, ETM, 7.5%, 11/1/2006	245,000	265,254
Lorain County, OH, Hospital Revenue, Series A, Prerefunded, 5.9% , 12/15/2008	4,520,000	4,626,717
Lucas County, OH, Mercy Hospital Project, ETM, 6.0%, 9/1/2004	80,000	81,286
Lucas County, OH, Northgate Apartments, Series A, 5.35%, 7/1/2010 (e)	245,000	249,344
Lucas County, OH, Riverside Hospital Project, ETM, 5.95%, 8/1/2004	10,000	10,143
Mason, OH, Health Care Facilities, MCV Health Care Facilities Project, 5.25%, 2/20/2020	45,000	46,065
Middletown, OH, Improvement Revenue, ETM, 6.375%, 4/1/2006	30,000	31,875
Ohio, Building Authority, Astro Instrumentation LLC, AMT:
5.0%, 6/1/2015	485,000	481,314
5.45%, 6/1/2022	660,000	662,152
Ohio, Higher Education Revenue, Higher Educational Facilities, 2.3%, 11/15/2006	250,000	251,322
Ohio, Housing Finance Agency, Single Family Mortgage, Series A, 5.75%, 4/1/2016 (e)	305,000	305,762
Ohio, Industrial Development Revenue, Economic Development:
Series 4, 6.15%, 12/1/2005	145,000	150,810
Series 4, AMT, 6.2%, 6/1/2006	150,000	155,568
Ohio, Multi-Family Housing Revenue, Housing Mortgage, Series D, 4.8%, 8/1/2011	100,000	100,065
Ohio, Public Facilities Commission, Higher Education Capital Facilities, Series II-B, 5.0%, 11/1/2008 (e)	5,945,000	6,381,303
Ohio, Public Housing Revenue, Capital Corp for Housing Mortgage Revenue, Series A, 5.55%, 8/1/2024	1,110,000	1,111,299
Ohio, State GO, Improvement Infrastructure, Series A, 5.0%, 8/1/2006	6,000,000	6,400,680
Ohio, Water & Sewer Revenue, ETM, 7.25%, 12/1/2008 (e)	555,000	615,168
Ohio, Water Development Authority, Akron Ohio Project, ETM, 8.0%, 12/1/2004	75,000	77,941
Ohio, Water Development Authority, Pollution Control Facilities Revenue, Republic Steel Project, ETM, 6.375%, 6/1/2007	45,000	48,016
		26,439,069
Oklahoma 0.4%
Bryan County, OK, Economic Development Revenue Authority, Single Family Mortgage, Series A, 8.6%, 7/1/2010	40,000	33,983
Comanche County, OK, Home Finance Authority Mortgage Revenue, Multi-Family FHA Diplomat, 5.2%, 12/1/2013	560,000	588,000
Oklahoma, Environmental Finance, Public Service Co. of Oklahoma, 5.9%, 12/1/2007	1,000,000	1,001,370
Oklahoma, Transportation Authority, Turnpike Authority Revenue, Series A, 5.25%, 1/1/2007 (e)(g)	1,000,000	1,077,270
Oklahoma, Turnpike Revenue Authority, ETM, 4.7%, 1/1/2006	160,000	164,104
Oklahoma City, OK, Hospital & Healthcare Revenue, Hospital Trust, ETM, 6.4%, 2/1/2005	100,000	103,361
Tulsa, OK, Industrial Revenue Authority, Hillcrest Medical Center, ETM, 6.5%, 4/1/2007	325,000	351,059
		3,319,147
Oregon 0.6%
Clackamas County, OR, Hospital Facilities Authority, Series B, 3.95%, 4/20/2009 (d)	410,000	412,476
Oregon, Public Housing Revenue, Housing & Community Services Department, Series A, AMT, 4.0%, 8/1/2016	1,955,000	1,888,628
Portland, OR, Mulit-Family Housing Revenue, Multi-Family Housing Authority Revenue, AMT:
6.125%, 5/1/2017 (f)	1,545,000	1,590,516
6.3%, 5/1/2029 (f)	1,000,000	1,028,150
		4,919,770
Pennsylvania 7.3%
Allegheny County, PA, Higher Education Revenue, Higher Education:
Series A, 4.55%, 11/15/2004 (e)	190,000	192,916
Series A, 4.65%, 11/15/2005 (e)	125,000	129,994
Allegheny County, PA, Hospital Development Authority:
5.15%, 12/1/2009 (e)	2,675,000	2,800,992
5.2%, 12/1/2010 (e)	5,000,000	5,330,600
Allegheny County, PA, Hospital Development Authority Revenue, Allegheny General Hospital, ETM, 6.75%, 5/1/2004	45,000	45,007
Allegheny County, PA, Hospital Development Authority, North Hills Passavant Hospital, ETM, 6.75%, 7/1/2005	65,000	67,093
Allegheny County, PA, Industrial Development Authority Revenue, Education Center, Watson, 1.875%, 5/1/2031 (f)	470,000	471,481
Allegheny County, PA, Residental Finance Mortgage Revenue Authority, Single Family Mortgage, Series DD-2, AMT, 4.8%, 11/1/2007	100,000	106,234
Allentown, PA, Hospital Authority, ETM, 8.0%, 3/1/2009	130,000	149,023
Beaver County, PA, Industrial Development & Pollution Control Revenue Authority, 6.0%, 5/1/2007	180,000	183,798
Bucks County, PA, Saint Mary's Hospital Authority, ETM, 6.625%, 7/1/2004	205,000	206,876
Cambria County, PA, County GO, Series A, 6.2%, 8/15/2021 (e)	200,000	206,518
Chester County, PA, Health & Education Facility, Immaculate College, 4.9%, 10/15/2004	355,000	355,753
Chester County, PA, Hospital Authority, ETM, 7.5%, 7/1/2009	20,000	22,419
Chester, PA, Core City GO, Series B, 5.8%, 12/1/2013 (e)	1,150,000	1,237,756
Delaware County, PA, College Revenue Authority, Series A, 5.15%, 10/1/2013 (e)	300,000	308,694
Delaware County, PA, College Revenue Authority, Eastern College, Series B:
4.75%, 10/1/2006	200,000	208,366
4.85%, 10/1/2007	205,000	215,238
4.95%, 10/1/2008	345,000	362,581
Delaware County, PA, Hospital & Healthcare Revenue, Series B, Optional Put @ 100, 3.5%, 4/1/2034 (c)	250,000	250,275
Delaware County, PA, Senior Care Revenue, Elwyn Inc., Project, 6.0%, 6/1/2011 (e)	2,750,000	3,006,080
Delaware County, PA, Water & Sewer Revenue, Industrial Development Authority, Series B, AMT, 3.75%, 6/1/2010 (e)	1,310,000	1,317,205
Erie County, PA, Hospital Authority Revenue, Hamot Medical Center Project, ETM, 6.9%, 1/1/2005	245,000	253,151
Erie, PA, Higher Education Building Authority, Mercyhurst College Project, 5.75%, 3/15/2013	3,300,000	3,331,647
Fayette County, PA, Hospital Authority, Uniontown Hospital:
5.55%, 6/15/2008 (e)	1,070,000	1,147,746
5.65%, 6/15/2009 (e)	1,135,000	1,211,011
Langhorne, PA, Hospital Revenue, Franciscan Health, St. Mary's Hospital Authority, Series A, 7.0%, 6/15/2015 (e)	1,770,000	1,818,763
Lehigh County, PA, Hospital & Healthcare Revenue, General Purpose Authority, 5.3%, 11/15/2005 (e)	565,000	577,984
McCandless, PA, Sanitation Authority Sewer Revenue, ETM, 6.75%, 11/15/2005	605,000	633,737
McGuffey School District, PA, School District, Tax & Revenue Anticipation Notes, 1.5%, 6/30/2004	400,000	400,020
McKean County, PA, Hospital & Healthcare Revenue, Hospital Authority, Bradford Hospital, 6.1%, 10/1/2020	2,500,000	2,565,225
McKeesport, PA, Hospital Authority, Prerefunded @ 100, 6.5%, 7/1/2008	1,000,000	1,047,950
Menallen Township, PA, Sewer Authority Project, 1.8%, 9/1/2005	670,000	670,563
Mifflin County, PA, Hospital Authority, 5.3%, 7/1/2005 (e)	140,000	145,841
Monroe County, PA, Hospital Authority Revenue, ETM, 6.625%, 11/15/2004	30,000	30,875
Monroeville, PA, Hospital Authority, East Suburban Health Center Project, Prerefunded @ 100, 7.6%, 7/1/2008	585,000	591,295
Pennsylvania, Economic Development Financing Revenue Authority, Dr. Gertrude A. Barber Center Inc., 6.15%, 12/1/2020 (e)	1,000,000	1,003,010
Pennsylvania, Financing Authority Revenue, AMT, 5.0%, 6/1/2010 (e)	2,500,000	2,642,075
Pennsylvania, Higher Education Facilities Authority Revenue, Independent Colleges & University, Series H8, 5.0%, 5/1/2011 (f)	1,675,000	1,756,070
Pennsylvania, Higher Education Revenue, Mandatory Put @ 100, 4.0%, 11/1/2022 (f)	250,000	258,560
Pennsylvania, Higher Education Revenue, Higher Educational Facilities Authority:
5.15%, 9/15/2006 (e)	345,000	358,089
6.25%, 4/1/2005	265,000	274,336
6.35%, 4/1/2006	285,000	303,904
Pennsylvania, Higher Educational Facilities Authority, College & University Revenue, University of The Arts:
5.2%, 3/15/2010 (e)	245,000	245,282
5.25%, 3/15/2011 (e)	265,000	265,257
5.3%, 3/15/2012 (e)	265,000	265,215
Pennsylvania, Higher Educational Facilities Authority, Health Sciences Revenue:
5.0%, 11/15/2005 (e)	1,010,000	1,049,895
5.0%, 11/15/2006 (e)	490,000	515,279
Pennsylvania, Higher Educational Facility, Gwynedd Mercy College, 5.0%, 11/1/2008	130,000	135,299
Pennsylvania, Housing Finance Agency, Single Family Mortgage, Series 65A, 4.8%, 10/1/2022	155,000	156,525
Pennsylvania, Housing Finance Authority, Rental Housing, Series 50A, 5.35%, 10/1/2008	240,000	242,743
Pennsylvania, State GO, Intergovernmental Cooperative Authority, 1.04%, 6/15/2022* (e)	7,800,000	7,800,000
Pennsylvania, Tjuh System Project, 6.0%, 1/11/2011	1,428,165	1,454,215
Pennsylvania, Transportation/Tolls Revenue, Transportation Authority, 5.75%, 12/1/2004	15,000	15,056
Philadelphia, PA, Hospital & Higher Education Facilities Authority Revenue, Prerefunded @ 100, 10.875%, 7/1/2008	85,000	92,845
Philadelphia, PA, Hospital & Higher Educational Facilities Authority, Frankford Hospital, Series A, ETM, 6.0%, 6/1/2023	120,000	125,196
Philadelphia, PA, Industrial Development Revenue, Arbor House, Series F, 2.75%, 7/1/2005	85,000	84,824
Philadelphia, PA, Industrial Development Revenue, Authority for Individual Development Senior Living Revenue:
Series A, 4.7%, 7/1/2013	330,000	319,935
Series C, 4.7%, 7/1/2013	315,000	305,393
Series E, 4.7%, 7/1/2013	375,000	363,562
Philadelphia, PA, Industrial Development Revenue, Rieder House, Series B, 2.75%, 7/1/2005 (d)	75,000	74,833
Philadelphia, PA, Industrial Development Revenue, Saligman House, Series D, 2.75%, 7/1/2005 (d)	70,000	69,872
Philadelphia, PA, Multi-Family Housing Revenue:
Series A, AMT, 4.25%, 10/1/2016	1,265,000	1,226,923
Series B, AMT, 4.5%, 10/1/2013	1,460,000	1,414,156
Pittsburgh, PA, Industrial Development Revenue, Urban Redevelopment Authority, Series A, 5.75%, 12/1/2006	1,100,000	1,142,724
Pittsburgh, PA, Multi-Family Housing Revenue, Urban Redevelopment Authority, Series A, 5.4%, 1/1/2022 (e)	1,925,000	1,926,597
Pittsburgh, PA, Water & Sewer Authority, ETM, 7.625%, 9/1/2004 (e)	175,000	178,754
Pittsburgh. PA, Industrial Development Revenue, Urban Redevelopment Authority, Series A, 6.0%, 12/1/2011	550,000	577,472
Sayre, PA, Hospital & Healthcare Revenue, Health Care Facilities Authority, Series B, 6.375%, 7/1/2022 (e)	915,000	929,997
Wayne Pike, PA, Joint School Authority, ETM, 6.0%, 12/1/2007 (e)	330,000	343,296
Wilkes-Barre, PA, General Municipal Authority, Misericordia College, Series B, 7.75%, 12/1/2012	600,000	607,476
York County, PA, Hospital & Healthcare Revenue, Lutheran Social Services:
5.6%, 4/1/2005	500,000	513,160
5.8%, 4/1/2006	500,000	525,395
York County, PA, Housing Redevelopment Mortgage Corp., Series A, 6.875%, 11/1/2009	805,000	806,232
		61,970,159
Rhode Island 0.5%
Providence, RI, Redeveloping Agency, Industrial Development Revenue:
3.0%, 9/1/2007 (e)	150,000	151,137
3.125%, 9/1/2008 (e)	855,000	854,461
3.375%, 9/1/2009 (e)	910,000	904,304
3.75%, 9/1/2010 (e)	925,000	922,743
Rhode Island, Industrial Facilities Corp., Industrial Development Revenue, Building Authority Program, AKL Project:
AMT, 4.7%, 4/1/2005	175,000	178,262
AMT, 4.8%, 4/1/2006	190,000	196,205
AMT, 4.9%, 4/1/2007	185,000	192,740
AMT, 5.0%, 4/1/2008	160,000	167,045
AMT, 5.1%, 4/1/2009	210,000	219,072
AMT, 5.2%, 4/1/2010	225,000	233,807
Rhode Island, State Industrial Facility Corp., Crystal Thermoplastics Project, Series A, 6.9%, 8/1/2014	450,000	460,566
		4,480,342
South Carolina 1.0%
South Carolina, Economic Development Authority Revenue, Caterpillar, Inc. Project, 5.05%, 6/1/2008	500,000	521,890
South Carolina, Electric Revenue, Public Services Authority, Series A, 6.25%, 1/1/2022 (e)	1,500,000	1,625,835
South Carolina, Housing Finance & Department Authority, Runway Bay Apartments Projects, 5.5%, 12/1/2005	235,000	240,668
South Carolina, Housing Finance & Development Authority, Bryon Point Apartments Project, Mandatory Put @ 100, AMT, 5.7%, 6/1/2025 (b)	1,700,000	1,722,185
South Carolina, Housing Finance & Development Authority, Hunting Ridge Apartments, Mandatory Put @ 100, 6.75%, 6/1/2025 (f)	265,000	269,603
South Carolina, Piedmont Municipal Power Agency, Electric Revenue, Series A, 4.5%, 1/1/2009 (e)	4,215,000	4,291,418
		8,671,599
South Dakota 0.2%
South Dakota, Health & Educational Facilities Authority, Rapid City Regional Hospital Project, ETM, 7.75%, 9/1/2007	140,000	153,964
South Dakota, Hospital & Healthcare Revenue, 5.4%, 8/1/2013 (e)	1,150,000	1,255,466
South Dakota, Public Housing Revenue Housing Development Authority, Series B, 5.25%, 5/1/2017	435,000	450,377
		1,859,807
Tennessee 0.5%
Bristol, TN, Health & Educational Revenue, ETM, 6.9%, 1/1/2007	185,000	198,875
Shelby County, TN, Health Educational & Housing Facilities Board, ETM, 6.5%, 4/1/2005	25,000	26,045
Shelby County, TN, Health Educational & Housing Facilities Board Revenue, Arbors of Germantown Project, Gables Tennessee Project, Mandatory Put @ 100, 4.75%, 7/1/2024 (b)	3,705,000	3,717,930
Sullivan County, TN, Health Educational & Housing Facilities Board, Multi-Family Housing Authority, Maple Oaks Apartment Project, AMT, 3.0%, 12/1/2009	290,000	286,926
		4,229,776
Texas 4.5%
Austin, TX, Project Revenue, Series A, 5.125%, 11/15/2014 (e)	530,000	530,880
Austin, TX, Sports, Expo & Entertainment Revenue, Convention Enterprises Inc., Series B, 5.75%, 1/1/2016	5,500,000	5,756,465
Austin, TX, State GO, Public Improvements:
5.75%, 9/1/2012	2,820,000	3,064,156
5.75%, 9/1/2013	3,000,000	3,261,180
5.75%, 9/1/2014	3,190,000	3,467,721
Bexar County, TX, Single Family Housing Revenue, Single Family Mortgage, Series C, 5.5%, 3/1/2019 (d)	1,203,500	1,234,562
Harris County, TX, Health Facilities Development Corp., Memorial Hospital System Project, 7.125%, 6/1/2015	400,000	402,040
Harris County, TX, Hospital & Healthcare Revenue, 7.4%, 2/15/2010 (e)	2,740,000	3,145,328
Harris County, TX, Hospital & Healthcare Revenue, Health Facilities Development Corp., Series A, 6.0%, 6/1/2009 (e)	210,000	237,359
Harris County, TX, Housing Finance Corp., Single Family Mortgage Revenue, Series A, 7.75%, 9/1/2014 (d)	110,000	110,914
Harris County, TX, Toll Road, 5.3%, 8/15/2013 (e)	1,330,000	1,372,334
Houston, TX, Sewer Systems, ETM, 5.4%, 10/1/2004	320,000	325,616
Lewisville, TX, Core City GO, Combination Contract, 4.75%, 9/1/2012 (e)	2,255,000	2,291,035
Panhandle-Plains, TX, Higher Education Authority, Student Loan Revenue, AMT, 5.55%, 3/1/2005	235,000	235,341
Port Arthur, TX, Housing Finance Corp. Mortgage Revenue, UDAG Project, Series A, 6.4%, 1/1/2028	820,000	846,453
Tarrant County, TX, Multi-Family Housing Revenue, Housing Financial Corp., Series A, AMT, 3.7%, 12/20/2013	1,020,000	987,819
Tarrant County, TX, Public Housing Revenue, Housing Finance Corp., Series A, AMT, 3.85%, 1/20/2013	1,050,000	1,047,669
Texas, Affordable Housing Corp., Multi-Family Housing Revenue, American Opportunity Housing Portfolio, 4.05%, 9/1/2007 (e)	2,780,000	2,824,397
Texas, Affordable Housing Corp., Multi-Family Housing Revenue, Arborstone/Baybrook Oaks, Series A, 4.0%, 11/1/2006	1,675,000	1,689,305
Texas, Department Housing & Community Affairs, Multi-Family Housing, Meadow Ridge Apartments Project, AMT, 5.05%, 8/1/2008	645,000	640,621
Texas, Multi-Family Housing Revenue, Multi-Family Housing & Community Affair, Series A, 1.08%, 2/1/2023*	1,800,000	1,800,000
Texas, Multi-Family Housing Revenue, Wintergreen Project, 4.85%, 9/20/2012	180,000	189,860
Texas, Public Finance Authority Building Revenue, Texas State Technical College, 6.1%, 8/1/2004 (e)	270,000	273,137
Texas, Sabine River Authority, Series A, 6.875%, 9/1/2008	500,000	508,045
Texas, State Department Housing & Community Affairs, Volente Project, AMT, 5.0%, 7/1/2008	570,000	596,368
Texas, Trinity River Authority, Pollution Control Revenue, Texas Instruments Inc. Project, AMT, 6.2%, 3/1/2020	60,000	62,438
Travis County, TX, Housing Finance Corp., Multi-Family Housing Revenue, Broadmoor Apartments Project, AMT, 5.7%, 6/1/2006 (e)	725,000	758,386
		37,659,429
Utah 1.3%
Intermountain Power Agency, UT, Power Supply Revenue, Series A, ETM, 6.15%, 7/1/2014 (e)	250,000	274,440
Ogden City, UT, Housing Finance Corp., Section 8 Assisted Project, Series A, 5.5%, 7/1/2005	75,000	74,848
Utah, Single Family Housing Revenue, Series D-2, 5.0%, 7/1/2018	1,445,000	1,479,940
Utah, Single Family Housing Revenue, Mortgage Revenue, Series G, AMT, 4.875%, 1/1/2019	2,945,000	2,981,783
Utah, Single Family Housing Revenue, Single Family Mortgage, 3.875%, 7/1/2014	2,600,000	2,577,458
Utah, State GO, Series F, 5.0%, 7/1/2011	3,405,000	3,686,525
		11,074,994
Vermont 0.2%
Vermont, Higher Education Revenue, Education & Health Buildings Financial Agency, Norwich University Project, 4.75%, 7/1/2004	150,000	150,695
Vermont, State GO, Series A, 6.3%, 1/15/2006	1,000,000	1,055,040
		1,205,735
Virginia 2.8%
Arlington County, VA, General Obligation, Public Improvement Revenue, 4.0%, 1/15/2006	3,755,000	3,894,836
Chesterfield, VA, Community GO, 6.1%, 7/15/2004	1,565,000	1,586,910
Franklin, VA, Core City GO, 4.875%, 10/1/2008 (d)	310,000	310,174
Harrisonburg, VA, Redevelopment & Housing Authority, Multi-Family Housing Revenue, 1.08%, 8/1/2032*	3,800,000	3,800,000
Newport New, VA, School District (REV) Lease, School Board:
2.5%, 11/1/2004	710,000	712,833
2.5%, 11/1/2005	750,000	755,587
2.5%, 11/1/2006	790,000	789,771
3.0%, 11/1/2007	835,000	835,802
3.2%, 11/1/2008	885,000	879,239
3.2%, 11/1/2009	940,000	915,560
3.3%, 11/1/2010	995,000	955,240
3.5%, 11/1/2011	1,055,000	998,178
3.65%, 11/1/2012	1,125,000	1,050,941
3.75%, 11/1/2013	1,195,000	1,105,327
4.0%, 11/1/2014	1,270,000	1,195,959
4.1%, 11/1/2015	1,930,000	1,804,820
Pulaski, VA, Hospital & Healthcare Revenue, ETM, 6.375%, 10/1/2007	45,000	48,891
Suffolk, VA, Redevelopment and Housing Authority, Multi-Family Housing Revenue, Brooke Ridge LLC, 5.25%, 10/1/2018 (e)	1,570,000	1,605,733
Virginia, Water & Sewer Systems Revenue, Series B, 8.7%, 11/1/2011	275,000	276,614
		23,522,415
Washington 2.5%
King County, WA, Public Housing Revenue, Series A, 5.05%, 7/1/2013 (e)	3,400,000	3,482,246
King County, WA, State GO, Series B, Prerefunded @ 102, 5.9%, 12/1/2014	7,270,000	8,272,606
Washington, General Obligation, Series A, 5.75%, 7/1/2013	4,275,000	4,587,118
Washington, Housing Finance Authority, Nonprofit Housing Revenue, Series B, 5.1%, 7/1/2010 (f)	60,000	62,268
Washington, Housing Finance Communication, Multi-Family Revenue, Alderbrook Apartments Project, Series A, Mandatory Put @ 100, AMT, 4.9%, 7/1/2030 (b) (f)	3,000,000	3,043,950
Washington, Housing Finance Communication, Multi-Family Revenue, Summit Apartments Project, Series A, Mandatory Put @ 100, AMT, 4.9%, 7/1/2030 (b) (f)	140,000	142,051
Washington, Housing Finance, Single Family Program, Series 4N, 5.55%, 12/1/2016	45,000	45,771
Washington, Public Power Supply, System Nuclear Project No. 2 Revenue:
Series A, 5.6%, 7/1/2009 (e)	1,000,000	1,090,010
ETM, 6.4%, 7/1/2004	60,000	60,529
		20,786,549
West Virginia 2.3%
Braxton County, WV, Pollution Control Revenue, Solid Waste Disposal, AMT, 6.5%, 4/1/2025	4,500,000	4,636,035
South Charleston, WV, Pollution Control Revenue, Union Carbide Corp., 7.625%, 8/1/2005	2,500,000	2,500,000
West Virginia, School Building Authority Revenue, Capital Improvements, 5.6%, 7/1/2015 (e)	10,915,000	11,965,460
Wood County, WV, Building Community, St. Joseph's Hospital Parkersburg, ETM, 6.625%, 1/1/2006 (e)	445,000	462,408
		19,563,903
Wisconsin 1.7%
Milwaukee, WI, Sewer District, Series A, 5.5%, 10/1/2010	4,615,000	5,037,411
Racine, WI, Water & Sewer Revenue, Waterworks, 2.125%, 9/1/2005	7,400,000	7,416,798
Wisconsin, Hospital & Healthcare Revenue, Health and Educational Facilities Authority, Aurora Health Care Inc., 5.25%, 8/15/2017 (e)	2,125,000	2,215,886
		14,670,095
Total Municipal Investments (Cost $832,681,143)		831,631,863

Mutual Funds 1.6%
Blackrock Provident Institutional Funds, 0.893%	3,392,741	3,392,741
Provident Institutional Municipal Cash Fund:
0.913%	3,825,527	3,825,527
1.0%	6,520,822	6,520,822
Total Mutual Funds (Cost $13,739,090)		13,739,090
Total Investment Portfolio - 100.0% (Cost $848,205,363) (a)		847,200,434

* Variable rate demand notes are securities whose interest rates are reset periodically at market levels. These securities are often payable on demand and are shown at their current rate as of April 30, 2004.
(a) The cost for federal income tax purposes was $848,222,799. At April 30, 2004, net unrealized depreciation for all securities based on tax cost was $1,022,365. This consisted of aggregate gross unrealized appreciation of $4,173,357 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $5,195,722.
(b) Mandatory Put/Tender Security. The mandatory put/tender date is shown as the maturity date on the Investment Portfolio.
(c) Optional Put Security. The optional put date is shown as the maturity date on the Investment Portfolio.
(d) Taxable Issue.
(e) Bond is insured by one of these companies:
		As a % of Total Investment Portfolio
ACA	American Capital Access	1.8
AMBAC	AMBAC Assurance Corp.	8.3
BIGI	Bond Investors Guaranty Insurance	0.3
FGIC	Financial Guaranty Insurance Company	3.1
FHA	Federal Housing Administration	3.1
FSA	Financial Security Assurance	1.7
MBIA	Municipal Bond Investors Assurance	10.9
RADIAN	RADIAN Asset Assurance Incorporated	2.0

(f) The security incorporates a letter of credit from a major bank.
(g) At April 30, 2004, this security has been pledged to cover, in whole or in part, initial margin requirements for open futures contracts.

AMT: Subject to alternative minimum tax.

ETM: Bonds bearing the description ETM (escrowed to maturity) are collateralized by US Treasury securities which are held in escrow and used to pay principal and interest on bonds so designated.

Prerefunded: Bonds which are prerefunded are collateralized by US Treasury securities which are held in escrow and are used to pay principal and interest on tax-exempt issues and to retire the bonds in full at the earliest refunding date.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transaction exempt from registration, normally to qualified institutional buyers.

At April 30, 2004, open futures contracts sold were as follows:

Futures	Expiration Date	Contracts	Aggregate Face Value ($)	Value ($)	Net Unrealized Appreciation/ (Depreciation) ($)
5 Year US Treasury Note	6/4/2004	730	82,703,040	80,254,375	2,448,665
Total net unrealized appreciation					2,448,665

The accompanying notes are an integral part of the financial statements.

Financial Statements

Statements of Assets and Liabilities as of April 30, 2004 (Unaudited)
Assets	Scudder Municipal Bond Fund	Scudder Short-Term Municipal Bond Fund
Investments in securities, at value[a]	$ 295,905,405	$ 847,200,434
Cash	4,945,172	512
Receivable for investments sold	1,607,682	1,758,367
Receivable for Fund shares sold	222,004	6,549,656
Interest receivable	4,451,026	10,428,438
Other assets	25,858	14,565
Total assets	307,157,147	865,951,972
Liabilities
Accrued investment advisory fee	116,822	308,573
Payable for investments purchased	-	10,613,284
Payable for daily variation margin on open futures	-	148,281
Dividends payable	168,280	216,545
Payable for Fund shares redeemed	-	33,077
Other accrued expenses and payables	62,538	480,410
Total liabilities	347,640	11,800,170
Net assets, at value	$ 306,809,507	$ 854,151,802
Net Assets
Net assets consist of: Accumulated distributions in excess of net investment income	(30,040)	(82,315)
Net unrealized appreciation (depreciation) on: Investments	5,236,653	(1,004,929)
Futures	-	2,448,665
Accumulated net realized gain (loss)	(4,515,079)	(4,508,343)
Paid-in capital	306,117,973	857,298,724
Net assets, at value	$ 306,809,507	$ 854,151,802

a Cost of $290,668,752 for Municipal Bond Fund and $848,205,363 for Short-Term Municipal Bond Fund.

The accompanying notes are an integral part of the financial statements.

Statements of Assets and Liabilities as of April 30, 2004 (Unaudited) (continued)
Net Asset Value	Scudder Municipal Bond Fund	Scudder Short-Term Municipal Bond Fund
Class A Net assets applicable to shares outstanding	$ -	$ 148,695,477
Shares of capital stock outstanding, $.001 par value, unlimited number of shares authorized	-	14,403,702
Net Asset Value and redemption price per share	$ -	$ 10.32
Maximum offering price per share (100 / 98.00 of $10.32)	$ -	$ 10.53
Class B Net assets applicable to shares outstanding	$ -	$ 6,126,225
Shares of capital stock outstanding, $.001 par value, unlimited number of shares authorized	-	593,541
Net Asset Value, offering and redemption price per share	$ -	$ 10.32
Class C Net assets applicable to shares outstanding	$ -	$ 74,265,520
Shares of capital stock outstanding, $.001 par value, unlimited number of shares authorized	-	7,197,287
Net Asset Value, offering and redemption price per share	$ -	$ 10.32
Institutional Class Net assets applicable to shares outstanding	$ 281,152,229	$ 387,971,984
Shares of capital stock outstanding, $.001 par value, unlimited number of shares authorized	25,496,573	37,589,919
Net Asset Value, offering and redemption price per share	$ 11.03	$ 10.32
Investment Class Net assets applicable to shares outstanding	$ 25,657,278	$ 237,092,596
Shares of capital stock outstanding, $.001 par value, unlimited number of shares authorized	2,322,587	22,994,953
Net Asset Value, offering and redemption price per share	$ 11.05	$ 10.31

The accompanying notes are an integral part of the financial statements.

Statements of Operations for the six months ended April 30, 2004 (Unaudited)
Investment Income	Scudder Municipal Bond Fund	Scudder Short-Term Municipal Bond Fund
Income: Interest	$ 9,387,443	$ 13,740,717
Expenses: Investment advisory fees	749,381	1,680,447
Administration fee	224,815	504,589
Custodian fees	2,070	13,882
Distribution fee	-	447,016
Shareholder servicing fees	24,889	228,246
Auditing	49,000	17,594
Legal	5,921	6,283
Trustees' fees and expenses	10,444	23,187
Reports to shareholders	11,092	8,503
Registration fees	11,090	62,059
Other	5,347	17,211
Total expenses, before expense reductions	1,094,049	3,009,017
Expense reductions	(48,127)	(21,930)
Total expenses, after expense reductions	1,045,922	2,987,087
Net investment income	8,341,521	10,753,630
Realized and Unrealized Gain (Loss) on Investment Transactions
Net realized gain (loss) from investments	3,008,964	(460,381)
Net unrealized appreciation (depreciation) during the period on: Investments	(7,728,668)	(4,933,693)
Futures	-	2,448,665
	(7,728,668)	(2,485,028)
Net gain (loss) on investment transactions	(4,719,704)	(2,945,409)
Net increase (decrease) in net assets resulting from operations	$ 3,621,817	$ 7,808,221

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets - Scudder Municipal Bond Fund
Increase (Decrease) in Net Assets	Six Months Ended April 30, 2004 (Unaudited)	Year Ended October 31, 2003
Operations: Net investment income	$ 8,341,521	$ 21,233,580
Net realized gain (loss) on investment transactions	3,008,964	1,136,134
Net unrealized appreciation (depreciation) on investment transactions during the period	(7,728,668)	(446,023)
Net increase (decrease) in net assets resulting from operations	3,621,817	21,923,691
Distributions to shareholders from: Net investment income: Institutional Class	(7,853,439)	(20,325,432)
Investment Class	(543,104)	(847,167)
Fund share transactions: Proceeds from shares sold	57,526,526	134,298,285
Reinvestment of distributions	6,893,931	19,571,103
Cost of shares redeemed	(196,406,714)	(179,765,244)
Net increase (decrease) in net assets from Fund share transactions	(131,986,257)	(25,895,856)
Increase (decrease) in net assets	(136,760,983)	(25,144,764)
Net assets at beginning of period	443,570,490	468,715,254
Net assets at end of period (including accumulated distributions in excess of and undistributed net investment income of $30,040 and $24,982, respectively)	$ 306,809,507	$ 443,570,490

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets - Scudder Short-Term Municipal Bond Fund
Increase (Decrease) in Net Assets	Six Months Ended April 30, 2004 (Unaudited)	Year Ended October 31, 2003
Operations: Net investment income	$ 10,753,630	$ 19,003,918
Net realized gain (loss) on investment transactions	(460,381)	(2,044,112)
Net unrealized appreciation (depreciation) on investment transactions during the period	(2,485,028)	(61,520)
Net increase (decrease) in net assets resulting from operations	7,808,221	16,898,286
Distributions to shareholders from: Net investment income: Class A	(1,596,096)	(1,129,929)
Class B	(49,775)	(31,136)
Class C	(580,432)	(374,567)
Institutional Class	(5,868,293)	(14,381,208)
Investment Class	(2,616,426)	(3,094,121)
Fund share transactions: Proceeds from shares sold	324,113,913	973,287,964
Reinvestment of distributions	6,496,528	14,375,598
Cost of shares redeemed	(389,917,515)	(436,024,963)
Net increase (decrease) in net assets from Fund share transactions	(59,307,074)	551,638,599
Increase (decrease) in net assets	(62,209,875)	549,525,924
Net assets at beginning of period	916,361,677	366,835,753
Net assets at end of period (including accumulated distributions in excess of net investment income of $82,315 and $124,923, respectively)	$ 854,151,802	$ 916,361,677

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Scudder Municipal Bond Fund

Institutional Class
Years Ended October 31,	2004[a]	2003	2002	2001	2000	1999
Selected Per Share Data
Net asset value, beginning of period	$ 11.22	$ 11.20	$ 11.18	$ 10.77	$ 10.66	$ 11.30
Income from investment operations:
Net investment income	.24	.53	.53	.53	.56	.51
Net realized and unrealized gain (loss) on investment transactions	(.18)	.02	.02	.41	.11	(.59)
Total from investment operations	.06	.55	.55	.94	.67	(.08)
Less distributions from: Net investment income	(.25)	(.53)	(.53)	(.53)	(.56)	(.51)
Net realized gains on investment transactions	-	-	-	-	-	(.05)
Total distributions	(.25)	(.53)	(.53)	(.53)	(.56)	(.56)
Net asset value, end of period	$ 11.03	$ 11.22	$ 11.20	$ 11.18	$ 10.77	$ 10.66
Total Return (%)[b]	.53**	5.01	5.04	8.90	6.45	(.78)
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	281	420	454	442	515	623
Ratio of expenses before expense reductions (%)	.57*	.56	.58	.57	.59	.58
Ratio of expenses after expense reductions (%)	.55*	.55	.55	.55	.55	.55
Ratio of net investment income (%)	4.47*	4.72	4.76	4.80	5.25	4.62
Portfolio turnover rate (%)	20*	18	17	27	29	27
[a] For the six months ended April 30, 2004 (Unaudited). [b] Total return would have been lower had certain expenses not been reduced. * Annualized ** Not annualized

Scudder Municipal Bond Fund

Investment Class
Years Ended October 31,	2004[a]	2003	2002	2001	2000	1999
Selected Per Share Data
Net asset value, beginning of period	$ 11.24	$ 11.20	$ 11.18	$ 10.77	$ 10.66	$ 11.30
Income from investment operations:
Net investment income	.25	.51	.50	.50	.53	.49
Net realized and unrealized gain (loss) on investment transactions	(.19)	.04	.02	.41	.11	(.59)
Total from investment operations	.06	.55	.52	.91	.64	(.10)
Less distributions from: Net investment income	(.25)	(.51)	(.50)	(.50)	(.53)	(.49)
Net realized gains on investment transactions	-	-	-	-	-	(.05)
Total distributions	(.25)	(.51)	(.50)	(.50)	(.53)	(.54)
Net asset value, end of period	$ 11.05	$ 11.24	$ 11.20	$ 11.18	$ 10.77	$ 10.66
Total Return (%)	.47**	4.97[b]	4.77[b]	8.63[b]	6.21[b]	(1.01)[b]
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	26	24	14	13	12	7
Ratio of expenses before expense reductions (%)	.77*	.73	.83	.82	.83	.82
Ratio of expenses after expense reductions (%)	.77*	.56	.79	.80	.80	.80
Ratio of net investment income (%)	4.25*	4.71	4.52	4.55	5.01	4.33
Portfolio turnover rate (%)	20*	18	17	27	29	27
[a] For the six months ended April 30, 2004 (Unaudited). [b] Total return would have been lower had certain expenses not been reduced. * Annualized ** Not annualized

Scudder Short-Term Municipal Bond Fund

Class A
	2004[a]	2003[b]
Selected Per Share Data
Net asset value, beginning of period	$ 10.36	$ 10.40
Income from investment operations: Net investment income	.13	.18
Net realized and unrealized gain (loss) on investment transactions	(.04)	(.04)
Total from investment operations	.09	.14
Less distributions from: Net investment income	(.13)	(.18)
Net asset value, end of period	$ 10.32	$ 10.36
Total Return (%)[c]	.82**	1.31**
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	149	126
Ratio of expenses (%)	.80*	.80*
Ratio of net investment income (loss) (%)	2.47*	2.34*
Portfolio turnover rate (%)	50*	34*
[a] For the six months ended April 30, 2004 (Unaudited).
[b] For the period from February 28, 2003 (commencement of operations of Class A shares) to October 31, 2003.
[c] Total return does not reflect the effect of any sales charges.
* Annualized
** Not annualized

Scudder Short-Term Municipal Bond Fund

Class B
	2004[a]	2003[b]
Selected Per Share Data
Net asset value, beginning of period	$ 10.35	$ 10.40
Income from investment operations: Net investment income	.09	.12
Net realized and unrealized gain (loss) on investment transactions	(.03)	(.05)
Total from investment operations	.06	.07
Less distributions from: Net investment income	(.09)	(.12)
Net asset value, end of period	$ 10.32	$ 10.35
Total Return (%)[c]	.45**	.81**
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	6	6
Ratio of expenses (%)	1.55*	1.54*
Ratio of net investment income (%)	1.72*	1.61*
Portfolio turnover rate (%)	50*	34*
[a] For the six months ended April 30, 2004 (Unaudited).
[b] For the period from February 28, 2003 (commencement of operations of Class B shares) to October 31, 2003.
[c] Total return does not reflect the effect of any sales charges.
* Annualized
** Not annualized

Scudder Short-Term Municipal Bond Fund

Class C
	2004[a]	2003[b]
Selected Per Share Data
Net asset value, beginning of period	$ 10.35	$ 10.40
Income from investment operations: Net investment income	.09	.12
Net realized and unrealized gain (loss) on investment transactions	(.03)	(.05)
Total from investment operations	.06	.07
Less distributions from: Net investment income	(.09)	(.12)
Net asset value, end of period	$ 10.32	$ 10.35
Total Return (%)[c]	.54**	.71**
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	74	66
Ratio of expenses (%)	1.55*	1.54*
Ratio of net investment income (%)	1.72*	1.61*
Portfolio turnover rate (%)	50*	34*
[a] For the six months ended April 30, 2004 (Unaudited).
[b] For the period from February 28, 2003 (commencement of operations of Class C shares) to October 31, 2003.
[c] Total return does not reflect the effect of any sales charges.
* Annualized
** Not annualized

Scudder Short-Term Municipal Bond Fund

Institutional Class
Years Ended October 31,	2004[a]	2003	2002	2001	2000	1999
Selected Per Share Data
Net asset value, beginning of period	$ 10.35	$ 10.34	$ 10.33	$ 10.16	$ 10.11	$ 10.37
Income from investment operations:
Net investment income	.14	.31	.41	.47	.50	.40
Net realized and unrealized gain (loss) on investment transactions	(.03)	.01	.01	.17	.05	(.26)
Total from investment operations	.11	.32	.42	.64	.55	.14
Less distributions from: Net investment income	(.14)	(.31)	(.41)	(.47)	(.50)	(.40)
Net asset value, end of period	$ 10.32	$ 10.35	$ 10.34	$ 10.33	$ 10.16	$ 10.11
Total Return (%)[b]	.98**	3.14	4.29	6.40	5.52	1.33
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	388	542	317	155	192	107
Ratio of expenses before expense reductions (%)	.56*	.56	.60	.62	.71	.80
Ratio of expenses after expense reductions (%)	.55*	.55	.55	.55	.55	.55
Ratio of net investment income (%)	2.72*	2.92	3.88	4.60	5.26	3.92
Portfolio turnover rate (%)	50*	34	34	63	52	64
[a] For the six months ended April 30, 2004 (Unaudited). [b] Total returns would have been lower had certain expenses not been reduced. * Annualized ** Not annualized

Scudder Short-Term Municipal Bond Fund

Investment Class
Years Ended October 31,	2004[a]	2003	2002	2001	2000	1999
Selected Per Share Data
Net asset value, beginning of period	$ 10.34	$ 10.33	$ 10.32	$ 10.16	$ 10.11	$ 10.37
Income from investment operations:
Net investment income	.13	.29	.39	.44	.47	.37
Net realized and unrealized gain (loss) on investment transactions	(.03)	.01	.01	.16	.05	(.26)
Total from investment operations	.10	.30	.40	.60	.52	.11
Less distributions from: Net investment income	(.13)	(.29)	(.39)	(.44)	(.47)	(.37)
Net asset value, end of period	$ 10.31	$ 10.34	$ 10.33	$ 10.32	$ 10.16	$ 10.11
Total Return (%)	.88**	3.06[b]	3.93[b]	6.03[b]	5.24[b]	1.08[b]
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	237	177	50	6.19		.27
Ratio of expenses before expense reductions (%)	.68*	.75	.85	.87	.96	1.00
Ratio of expenses after expense reductions (%)	.68*	.71	.80	.80	.80	.80
Ratio of net investment income (%)	2.59*	2.76	3.59	3.95	4.78	3.91
Portfolio turnover rate (%)	50*	34	34	63	52	64
[a] For the six months ended April 30, 2004 (Unaudited). [b] Total returns would have been lower had certain expenses not been reduced. * Annualized ** Not annualized

Notes to Financial Statements (Unaudited)

A. Significant Accounting Policies

Scudder Municipal Bond Fund and Scudder Short-Term Municipal Bond Fund ("Municipal Bond Fund" and "Short-Term Municipal Bond Fund" or the "Funds"), are each a diversified series of Scudder MG Investments Trust (the "Trust"), which is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company organized as a Delaware business trust.

The Municipal Bond Fund offers two classes of shares to investors: Institutional Class shares and Investment Class shares. The Short-Term Municipal Bond Fund offers five classes of shares to investors: Class A shares, Class B shares, Class C shares, Institutional Class shares and Investment Class shares.

These multiple classes of shares provide investors with different purchase options. Class A shares are offered to investors subject to an initial sales charge. Class B shares are offered without an initial sales charge but are subject to higher ongoing expenses than Class A shares and a contingent deferred sales charge payable upon certain redemptions. Class B shares automatically convert to Class A shares six years after issuance. Class C shares are offered to investors without an initial sales charge but are subject to higher ongoing expenses than Class A shares and a contingent deferred sales charge payable upon certain redemptions within one year of purchase. Class C shares do not convert into another class. Institutional Class shares are offered to a limited group of investors, are not subject to initial or contingent deferred sales charges and have lower ongoing expenses than other classes. Investment Class shares are not subject to initial or contingent deferred sales charges.

Investment income, realized and unrealized gains and losses, and certain fund-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of all classes of shares, except that each class bears certain expenses unique to that class such as service fees and certain other class-specific expenses. Differences in class-level expenses may result in payment of different per share dividends by class. All shares of each Fund have equal rights with respect to voting subject to class-specific arrangements.

Each Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates. Actual results could differ from those estimates. The policies described below are followed consistently by each Fund in the preparation of its financial statements.

Security Valuation. Investments are stated at value determined as of the close of regular trading on the New York Stock Exchange on each day the exchange is open for trading. Debt securities are valued by independent pricing services approved by the Trustees of the Funds, whose valuations are intended to reflect the mean between the bid and asked prices. If the pricing services are unable to provide valuations, the securities are valued at the average of the means based on the most recent bid and asked quotations or evaluated prices, obtained from two broker-dealers. Such services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes.

Money market instruments purchased with an original or remaining maturity of sixty days or less, maturing at par, are valued at amortized cost.

Securities and other assets for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Trustees.

Federal Income Taxes. Each Fund's policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies, and to distribute all of its taxable and tax-exempt income to its shareholders. Accordingly, the Funds paid no federal income taxes and no federal income tax provision was required.

At October 31, 2003, Municipal Bond Fund had net tax basis capital loss carryforward of approximately $7,523,000, which may be applied against any realized net taxable capital gains of each succeeding year until fully utilized or until October 31, 2008, the expiration date, whichever occurs first.

At October 31, 2003, Short-Term Municipal Bond Fund had net tax basis capital loss carryforward of approximately $4,019,000, which may be applied against any realized net taxable capital gains of each succeeding year until fully utilized or until October 31, 2008 ($1,488,000), October 31, 2010 ($506,000) and October 31, 2011 ($2,025,000), the respective expiration dates, whichever occurs first.

Distribution of Income and Gains. All of the net investment income of each Fund is declared as a daily dividend and distributed to shareholders monthly. Net realized gains from investment transactions, in excess of available capital loss carryforwards, would be taxable to each Fund if not distributed, and, therefore, will be distributed to shareholders at least annually.

The timing and characterization of certain income and capital gains distributions are determined annually in accordance with federal tax regulations which may differ from accounting principles generally accepted in the United States of America. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. Accordingly, each Fund may periodically make reclassifications among certain of its capital accounts without impacting the net asset value of the Fund.

The tax character of current year distributions, if any, will be determined at the end of the current fiscal year.

Expenses. Expenses of the Trust arising in connection with a specific Fund are allocated to that Fund. Other Trust expenses which cannot be directly attributed to a Fund are apportioned among the Funds in the Trust.

Other. Investment transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is recorded on the accrual basis. Realized gains and losses from investment transactions are recorded on an identified cost basis. All premiums and discounts are amortized/accreted for financial reporting purposes.

B. Purchases and Sales of Securities

During the six months ended April 30, 2004, purchases and sales of investment securities (excluding short-term investments) were as follows:

	Purchases	Sales
Municipal Bond Fund	$ 35,297,609	$ 166,202,599
Short-Term Municipal Bond Fund	$ 204,500,876	$ 242,732,721

C. Related Parties

Scudder Investments is part of Deutsche Asset Management, which is the marketing name in the US for the asset management activities of Deutsche Bank AG. Deutsche Asset Management, Inc. ("DeAM, Inc." or the "Advisor") is the Advisor and Administrator for each Fund.

Investment Advisory Agreement. Under the Investment Advisory Agreement, the Advisor directs the investments of each Fund in accordance with its investment objectives, policies and restrictions. The Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by each Fund. The investment advisory fee payable under the Investment Advisory Agreement is equal to an annual rate of 0.40% of each Fund's average daily net assets, computed and accrued daily and payable monthly.

Administration Fee. For its services as Administrator, DeAM, Inc. receives a fee (the "Administration Fee") of 0.12% of the average daily net assets of each Fund, computed and accrued daily and payable monthly. For the six months ended April 30, 2004, the Administration Fee was as follows:

Administration Fee	Total Aggregated	Unpaid at April 30, 2004
Municipal Bond Fund	$ 224,815	$ 2,307
Short-Term Municipal Bond Fund	$ 504,589	$ 83,746

For the six months ended April 30, 2004, the Advisor and Administrator contractually agreed to waive its fees and reimburse expenses of each Fund to the extent necessary to maintain the annualized expenses of each Fund as follows:

	Municipal Bond Fund	Short-Term Municipal Bond Fund
Class A	-	.80%
Class B	-	1.55%
Class C	-	1.55%
Institutional Class	.55%	.55%
Investment Class	.80%	.80%

Under these agreements, the Administrator waived and absorbed $48,127 and $21,930 of expenses of the Municipal Bond Fund and Short-Term Municipal Bond Fund, respectively.

Distribution Agreement. Under the Distribution Agreement, in accordance with Rule 12b-1 under the 1940 Act, Scudder Distributors, Inc. ("SDI"), an affiliate of the Advisor, receives a fee ("Distribution Fee") of 0.25% of the average daily net assets of the Class A shares and 0.75% of average daily net assets of the Class B and C shares. Pursuant to the agreement, SDI enters into related selling group agreements with various firms at various rates for sales of Class A, B and C shares. For the six months ended April 30, 2004, the Distribution Fee was as follows:

Distribution Fee	Total Aggregated	Unpaid at April 30, 2004
Short-Term Municipal Bond Fund Class A	$ 163,897	$ 31,093
Class B	22,233	3,773
Class C	260,886	44,605
	$ 447,016	$ 79,471

In addition, SDI, or an affiliate, provides information and administrative services ("Shareholder Servicing Fee") to Class B, C and Investment Class shareholders at an annual rate of up to 0.25% of average daily net assets for each such class. SDI, or an affiliate, in turn has various agreements with financial services firms that provide these services and pays these fees based upon the assets of shareholder accounts the firms service. For the six months ended April 30, 2004, the Shareholder Servicing Fee was as follows:

Shareholder Servicing Fee	Total Aggregated	Unpaid at April 30, 2004	Annualized Effective Rate
Short-Term Municipal Bond Fund Class B	$ 7,411	$ 1,338.25%
Class C	87,012	17,839.25%
Investment Class	133,823	272,394.13%
	$ 228,246	$ 291,571
Municipal Bond Fund Investment Class	$ 24,889	$ 3,958.20%

Underwriting Agreement and Contingent Deferred Sales Charge. SDI is the principal underwriter for the Short-Term Municipal Bond Fund. There were no underwriting commissions paid in connection with the distribution of Class A and C shares for the six months ended April 30, 2004.

In addition, SDI receives any contingent deferred sales charge ("CDSC") from Class B share redemptions occurring within six years of purchase and Class C share redemptions occurring within one year of purchase. There is no such charge upon redemption of any share appreciation or reinvested dividends. The CDSC is based on declining rates ranging from 4% to 1% for Class B and 1% for Class C of the value of the shares redeemed. For the six months ended April 30, 2004, the CDSC for Class B and C shares was $11,247 and $38,118, respectively. A deferred sales charge of up to 1% is assessed on certain redemptions of Class A shares. For the six months ended April 30, 2004, SDI received $59,351.

Trustees' Fees and Expenses. As compensation for his or her services, each Independent Trustee receives an aggregate annual fee, plus a fee for each meeting attended (plus reimbursement for reasonable out-of-pocket expenses incurred in connection with his or her attendance at board and committee meetings) from each Fund in the Fund Complex for which he or she serves. In addition, the Chairmen of the Fund Complex's Audit Committee and Executive Committee receive an annual fee for his services. Payment of such fees and expenses is allocated among all such Funds described above in direct proportion to their relative net assets.

D. Share Transactions

Scudder Municipal Bond Fund

The following table summarizes share and dollar activity in the Fund:

	Six Months Ended April 30, 2004		Year Ended October 31, 2003
	Shares	Dollars	Shares	Dollars
Shares sold
Institutional Class	4,438,148	$ 49,961,314	10,521,785	$ 118,396,378
Investment Class	670,204	7,565,212	1,406,437	15,901,907
		$ 57,526,526		$ 134,298,285
Shares issued to shareholders in reinvestment of distributions
Institutional Class	567,750	$ 6,387,949	1,665,882	$ 18,734,982
Investment Class	44,918	505,982	74,240	836,121
		$ 6,893,931		$ 19,571,103
Shares redeemed
Institutional Class	(16,926,344)	$ (190,535,955)	(15,333,882)	$ (172,575,124)
Investment Class	(520,228)	(5,870,759)	(641,210)	(7,190,120)
		$ (196,406,714)		$ (179,765,244)
Net increase (decrease)
Institutional Class	(11,920,446)	$ (134,186,692)	(3,146,215)	$ (35,443,764)
Investment Class	194,894	2,200,435	839,467	9,547,908
		$ (131,986,257)		$ (25,895,856)

Scudder Short-Term Municipal Bond Fund

The following table summarizes share and dollar activity in the Fund:

	Six Months Ended April 30, 2004		Year Ended October 31, 2003
	Shares	Dollars	Shares	Dollars
Shares sold
Class A	4,953,809	$ 51,465,457	14,457,798	$ 150,323,772*
Class B	94,973	987,926	576,478	5,991,147*
Class C	1,844,365	19,145,723	7,347,569	76,364,682*
Institutional Class	13,524,117	140,579,718	50,123,786	520,545,708
Investment Class	10,788,160	111,935,089	21,207,325	220,062,655
		$ 324,113,913		$ 973,287,964
Shares issued to shareholders in reinvestment of distributions
Class A	87,524	$ 909,481	67,733	$ 702,294*
Class B	2,724	28,295	1,806	18,713*
Class C	35,245	365,972	24,019	248,869*
Institutional Class	437,191	4,541,042	1,214,588	12,599,609
Investment Class	62,800	651,738	77,742	806,113
		$ 6,496,528		$ 14,375,598
Shares redeemed
Class A	(2,798,963)	$ (29,058,096)	(2,364,199)	$ (24,521,641)*
Class B	(52,436)	(544,909)	(30,004)	(310,682)*
Class C	(1,059,709)	(11,005,115)	(994,202)	(10,288,481)*
Institutional Class	(28,688,965)	(297,775,176)	(29,706,528)	(307,906,717)
Investment Class	(4,967,304)	(51,534,219)	(8,964,496)	(92,997,442)
		$ (389,917,515)		$ (436,024,963)
Net increase (decrease)
Class A	2,242,370	$ 23,316,842	12,161,332	$ 126,504,425*
Class B	45,261	471,312	548,280	5,699,178*
Class C	819,901	8,506,580	6,377,386	66,325,070*
Institutional Class	(14,727,657)	(152,654,416)	21,631,846	225,238,600
Investment Class	5,883,656	61,052,608	12,320,571	127,871,326
		$ (59,307,074)		$ 551,638,599

* For the period from February 28, 2003 (commencement of operations for Class A, B and C shares) to October 31, 2003.

E. Line of Credit

The Funds and several other affiliated funds (the "Participants") share in a $1.25 billion revolving credit facility administered by J.P. Morgan Chase Bank for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee which is allocated, based upon net assets, among each of the Participants. Interest is calculated at the Federal Funds Rate plus 0.5 percent. The Municipal Bond Fund and Short-Term Municipal Bond Fund may borrow up to a maximum of 10 and 33 percent, respectively, of their net assets under the agreement.

F. Regulatory Matters and Litigation

Since at least July 2003, federal, state and industry regulators have been conducting ongoing inquiries and investigations ("inquiries") into the mutual fund industry, and have requested information from numerous mutual fund companies, including Scudder Investments. We are unable to determine what the outcome of these inquiries will be or what the effect, if any, would be on the funds or their advisors. Publicity about mutual fund practices arising from these industry-wide inquiries serves as the general basis of a number of private lawsuits against the Scudder funds. These lawsuits, which previously have been reported in the press, involve purported class action and derivative lawsuits, making various allegations and naming as defendants various persons, including certain Scudder funds, Deutsche Asset Management ("DeAM") and its affiliates, certain individuals, including in some cases Fund Trustees/Directors, and other parties. DeAM has undertaken to bear all liabilities and expenses incurred by the Scudder funds in connection with these lawsuits, or other lawsuits or regulatory actions that may be filed making allegations similar to these lawsuits regarding fund valuation, market timing, revenue sharing or other subjects of the pending inquiries. Based on currently available information, DeAM believes the likelihood that the pending lawsuits will have a material adverse financial impact on a Scudder fund is remote and such actions are not likely to materially affect its ability to perform under its investment management agreements with the Scudder funds.

Account Management Resources

For shareholders of Classes A, B, C, Institutional and Investment

Automated Information Lines

ScudderACCESS (800) 972-3060

Personalized account information, information on other Scudder funds and services via touchtone telephone and for Classes A, B, and C only, the ability to exchange or redeem shares.

Web Site

scudder.com

View your account transactions and balances, trade shares, monitor your asset allocation, and change your address, 24 hours a day.
Obtain prospectuses and applications, blank forms, interactive worksheets, news about Scudder funds, subscription to fund updates by e-mail, retirement planning information, and more.

For More Information	(800) 621-1048 To speak with a Scudder service representative.
Written Correspondence	Scudder Investments PO Box 219356 Kansas City, MO 64121-9356
Proxy Voting	A description of the fund's policies and procedures for voting proxies for portfolio securities can be found on our Web site - scudder.com (type "proxy voting" in the search field) - or on the SEC's Web site - www.sec.gov. To obtain a written copy without charge, call us toll free at (800) 621-1048.

Principal Underwriter	If you have questions, comments or complaints, contact: Scudder Distributors, Inc. 222 South Riverside Plaza Chicago, IL 60606-5808 (800) 621-1148

		Scudder Municipal Bond Fund	Scudder Short-Term Municipal Bond Fund
Class A	Nasdaq Symbol	N/A	SRMAX
	CUSIP Number	N/A	81116P 725
	Fund Number	N/A	436
Class B	Nasdaq Symbol	N/A	SRMBX
	CUSIP Number	N/A	81116P 717
	Fund Number	N/A	636
Class C	Nasdaq Symbol	N/A	SRMCX
	CUSIP Number	N/A	81116P 691
	Fund Number	N/A	736
Class Institutional	Nasdaq Symbol	MGMBX	MGSMX
	CUSIP Number	81116P 782	81116P 683
	Fund Number	528	536
Class Investment	Nasdaq Symbol	MMBSX	MSMSX
	CUSIP Number	81116P 774	81116P 675
	Fund Number	818	819

Privacy Statement

This privacy statement is issued by Deutsche Investment Management Americas Inc., Deutsche Asset Management, Inc., Scudder Distributors, Inc., Scudder Investor Services, Inc., Scudder Trust Company and the Scudder Funds.

We never sell customer lists or individual client information. We consider privacy fundamental to our client relationships and adhere to the policies and practices described below to protect current and former clients' information. Internal policies are in place to protect confidentiality, while allowing client needs to be served. Only individuals who need to do so in carrying out their job responsibilities may access client information. We maintain physical, electronic and procedural safeguards that comply with federal standards to protect confidentiality. These safeguards extend to all forms of interaction with us, including the Internet.

In the normal course of business, clients give us nonpublic personal information on applications and other forms, on our websites, and through transactions with us or our affiliates. Examples of the nonpublic personal information collected are name, address, Social Security number and transaction and balance information. To be able to serve our clients, certain of this client information is shared with affiliated and nonaffiliated third party service providers such as transfer agents, custodians, and broker-dealers to assist us in processing transactions and servicing your account with us. In addition, we may disclose all of the information we collect to companies that perform marketing services on our behalf or to other financial institutions with which we have joint marketing agreements. The organizations described above that receive client information may only use it for the purpose designated by the Scudder Companies listed above.

We may also disclose nonpublic personal information about you to other parties as required or permitted by law. For example, we are required or we may provide information to government entities or regulatory bodies in response to requests for information or subpoenas, to private litigants in certain circumstances, to law enforcement authorities, or any time we believe it necessary to protect the firm.

Questions on this policy may be sent to:

Scudder Investments
Attention: Correspondence - Chicago
P.O. Box 219415
Kansas City, MO 64121-9415

August 2003

ITEM 2.         CODE OF ETHICS.

                        Not applicable.

ITEM 3.         AUDIT COMMITTEE FINANCIAL EXPERT.

                        Not applicable.

ITEM 4.         PRINCIPAL ACCOUNTANT FEES AND SERVICES.

                        Not applicable.

ITEM 5.         [RESERVED]

ITEM 6.         [RESERVED]

ITEM 7.         DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR
                CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

                        Not applicable.

ITEM 8.         [RESERVED]

ITEM 9.         SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The Nominating and Governance Committee evaluates and nominates Board member candidates. Fund shareholders may also submit nominees that will be considered by the Committee when a Board vacancy occurs. Submissions should be mailed to the attention of the Secretary of the Fund, One South Street, Baltimore, MD
21202.

ITEM 10.        CONTROLS AND PROCEDURES.

(a) The Chief Executive and Financial Officers concluded that the Registrant's
Disclosure Controls and Procedures are effective based on the evaluation of the
Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

During the filing period of the report, fund management identified a significant deficiency relating to the overall fund expense payment and accrual process.
This matter relates primarily to a bill payment processing issue. There was no material impact to shareholders, fund net asset value, fund performance or the accuracy of any fund's financial statements. Fund management discussed this matter with the Registrant's Audit Committee and auditors, instituted additional procedures to enhance its internal controls and will continue to develop additional controls and redesign work flow to strengthen the overall control environment associated with the processing and recording of fund expenses.

(b) There have been no changes in the registrant's internal control over financial reporting that occurred during the filing period that has materially affected, or is reasonably likely to materially affect, the registrant's internal controls over financial reporting.

ITEM 11.        EXHIBITS.

(a)(1)   Certification  pursuant to Rule 30a-2(a) under the  Investment  Company
         Act of 1940 (17 CFR  270.30a-2(a))  is filed  and  attached  hereto  as
         Exhibit 99.CERT.

(b)      Certification  pursuant to Rule 30a-2(b) under the  Investment  Company
         Act of 1940 (17 CFR  270.30a-2(b))  is furnished and attached hereto as
         Exhibit 99.906CERT.

Form N-CSR Item F

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:                         Scudder Municipal Bond Fund

By:                                 /s/Julian Sluyters
                                    ---------------------------
                                    Julian Sluyters
                                    Chief Executive Officer

Date:                               June 29, 2004
                                    ---------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:                          Scudder Municipal Bond Fund

By:                                 /s/Julian Sluyters
                                    ---------------------------
                                    Julian Sluyters
                                    Chief Executive Officer

Date:                               June 29, 2004
                                    ---------------------------

By:                                 /s/Charles A. Rizzo
                                    ---------------------------
                                    Charles A. Rizzo
                                    Chief Financial Officer

Date:                               June 29, 2004
                                    ---------------------------

Form N-CSR Item F

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:                         Scudder Short Term Municipal Bond Fund

By:                                 /s/Julian Sluyters
                                    ---------------------------
                                    Julian Sluyters
                                    Chief Executive Officer

Date:                               June 29, 2004
                                    ---------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:                          Scudder Short Term Municipal Bond Fund

By:                                 /s/Julian Sluyters
                                    ---------------------------
                                    Julian Sluyters
                                    Chief Executive Officer

Date:                               June 29, 2004
                                    ---------------------------

By:                                 /s/Charles A. Rizzo
                                    ---------------------------
                                    Charles A. Rizzo
                                    Chief Financial Officer

Date:                               June 29, 2004
                                    ---------------------------